As filed with the Securities and Exchange Commission on April 27, 2006
                                                              File No. 333-81458
                                                                       811-09065
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 11                                       |X|
                                   ----

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 21                                                      |X|
                    ----

                        (Check appropriate box or boxes.)
                            ------------------------
                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)
                            ------------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                            ------------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                            ------------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                            ------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                            ------------------------

================================================================================

                                     PART A

                             THE PHOENIX EDGE(R)-VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE") (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)


PROSPECTUS                                                           MAY 1, 2006

The Phoenix Edge(R)-VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST- CLASS S
---------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

*Closed to new investment on May 1, 2006. See Appendix A for more information.


It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference. If you have any questions, please contact us at:

[envelope] Phoenix Variable Products Mail Operations ("VPMO")       [telephone] Variable and Universal Life Administration ("VULA")
           PO Box 8027                                                          800/541-0171
           Boston, MA 02266-8027


                      TABLE OF CONTENTS

 Heading                                                Page
-------------------------------------------------------------

BENEFIT/RISK SUMMARY .................................     3
  Policy Benefits ....................................     3
  Policy Risks .......................................     4
FEE TABLES............................................     4
  Policy Option A - Transaction Fees..................     4
  Policy Option B - Transaction Fees..................     5
  Policy Option C - Transaction Fees..................     5
  Policy Option A - Periodic Charges Other than Fund
    Operating Expenses................................     6
  Policy Option B - Periodic Charges Other than Fund
    Operating Expenses................................     8
  Policy Option C - Periodic Charges Other than Fund
    Operating Expenses................................    10
  Minimum and Maximum Fund Operating Expenses.........    11
  Annual Fund Expenses................................    12

PHL VARIABLE INSURANCE COMPANY .......................    15
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT................    15
  Valuation Date .....................................    15
  Performance History ................................    15
VOTING RIGHTS ........................................    15
THE GUARANTEED INTEREST ACCOUNTS......................    16
    Guaranteed Interest Account ......................    16
    Long-Term Guaranteed Interest Account ............    16
CHARGES AND DEDUCTIONS................................    16
  General ............................................    16
  Charges Deducted from Premium Payments .............    16
  Periodic Charges ...................................    16
  Loan Interest Charged ..............................    18
  Conditional Charges ................................    18
  Other Tax Charges ..................................    19
  Fund Charges........................................    19
THE POLICY ...........................................    19
  Contract Rights: Owner, Insured, Beneficiary .......    19

  Contract Limitations................................    19
  Purchasing a Policy.................................    19
GENERAL ..............................................    21
  Postponement of Payments ...........................    21
  Optional Insurance Benefits ........................    21
  Death Benefit ......................................    22
PAYMENT OF PROCEEDS ..................................    23
  Surrender and Death Benefit Proceeds ...............    23
  Payment Amount......................................    23
  Payment Options ....................................    23
  Surrenders..........................................    24
  Transfer of Policy Value............................    24
  Disruptive Trading and Market Timing................    25
  Policy Loans........................................    26
  Lapse...............................................    28
FEDERAL INCOME TAX CONSIDERATIONS ....................    28
  Introduction........................................    28
  Income Tax Status...................................    28
  Policy Benefits.....................................    28
  Business-Owned Policies.............................    29
  Modified Endowment Contracts .......................    29
  Limitations on Unreasonable Mortality and Expense
    Charges...........................................    30
  Qualified Plans.....................................    30
  Diversification Standards...........................    30
  Change of Ownership or Insured or Assignment........    31
  Other Taxes.........................................    31
  Withholding.........................................    31

LEGAL PROCEEDINGS.....................................    31
FINANCIAL STATEMENTS..................................    32
DISTRIBUTION..........................................    32
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS................   B-1

BENEFIT/RISK SUMMARY

--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance policy carefully.


Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms."

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R)-VUL is a flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a Death Benefit Option when you apply for a policy.

[diamond] Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater.

[diamond] Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy at anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Individual Term
[diamond] Guaranteed Death Benefit
[diamond] LifePlan Options
[diamond] Non-Transferable General Account
[diamond] Disability Benefit
[diamond] Accidental Death Benefit
[diamond] Child Term
[diamond] Family Term
[diamond] Additional Purchase Option
[diamond] Cash Value Accumulation Test Amendment
[diamond] Purchase Protector Plan
[diamond] Living Benefits
[diamond] Age 100+ Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond] POLICY OPTION A
          has the highest initial surrender charge, but lower mortality and expense risk charges than the other options beginning in policy year 11.

[diamond] POLICY OPTION B
          reduces initial surrender charges, but has higher mortality and expense risk charges, beginning in policy year 11, than Policy Option A.

[diamond] POLICY OPTION C
          further reduces initial surrender charges over Policy Option B, but also has higher mortality and expense risk charges, beginning in policy year 11, than Policy Options A and B.

You can compare the effect your choice has on fees and charges by using the tables of fees and expenses beginning on page four. For policies issued on and after September 3, 2003, only Policy Option A is available to policies issued as part of a qualified plan.

POLICY RISKS


SUITABILITY RISK

Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first ten years under Policy Option B, and during the first five years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force during the first seven policy years as long as the policy value, less any outstanding loans and loan interest, is enough to pay the monthly charges incurred under the policy. Beginning in policy year 8, the cash surrender value must be sufficient to pay the monthly deductions. If the above conditions are not met, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO SETS OF TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST SET OF TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                                POLICY OPTION A - TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly
ISSUE EXPENSE CHARGE             calculation day(1), for                       $600 deducted at $50 per month.(2)
                                 the first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(3,4,5)          Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance coverage.
Minimum and Maximum              Charge does not apply to a
                                 policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
Example for a Male Age 45 in     exceed policy value.         generally reducing as the insured ages.
the Nonsmoker Premium Class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE(4,5)    Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction in the policy    apply to a full surrender.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                  Upon Transfer.               twelve transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.
(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year eight and continue to reduce it each year thereafter until it becomes zero in policy year 16.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

                                                 POLICY OPTION B - TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On each monthly                               $600 deducted at $50 per month.(2)
                                 calculation day(1), for
                                 the first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(3,4,5)          Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance coverage.
Minimum and Maximum              Charge does not apply to a
                                 policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
Example for a Male Age 45 in     exceed policy value.         generally reducing as the insured ages.
the Nonsmoker Premium Class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE(4,5)    Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction in the policy    apply to a full surrender.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                  Upon Transfer.               12 transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.
(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year six and continue to reduce it each year thereafter until it becomes zero in policy year 11.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

                                                 POLICY OPTION C - TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly
ISSUE EXPENSE CHARGE             calculation day(1), for                       $600 deducted at $50 per month.(2)
                                 the first policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3,4,5)         Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance coverage.
Minimum and Maximum              Charge does not apply to a
                                 policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
Example for a Male Age 45 in     exceed policy value.         generally reducing as the insured ages.
the Nonsmoker Premium Class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE(4,5)    Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction in the policy    apply to a full surrender.
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                  Upon Transfer.               12 transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the Long-term
                                                              Guaranteed Interest Account in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.
(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year four and continue to reduce it each year thereafter until it becomes zero in policy year six.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

THE SECOND SET OF TABLES DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                              POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly
                                 calculation day.
  Minimum and Maximum Charges                                 We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 36 in
  the nonsmoker preferred                                     We would charge $0.11070 per $1,000 of amount at risk(2) per month.
  class.                                                      We will increase this charge as he ages.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(3)                        calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right
OTHER TAX CHARGES                When we become liable for    to impose a charge should we become liable for taxes in the future.
                                 taxes.                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 42 in                                $0.07296 per $1,000 of term rider death benefit.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 calculation day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                    rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On each monthly
                                 calculation day.

  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 38 in                                $0.2556 per $100 of annual benefit.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each monthly
RIDER(6)                         calculation day.

  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 33 in                                $0.072492 per $1,000 of rider insurance amount.
  the nonsmoker preferred
  class.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child                                    $0.0567 per $1,000 of rider face amount, generally increasing as the
  age 10.                                                     child ages.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a male age 41                                   $0.3141 per $1,000 of rider face amount, generally increasing as the
  and female age 38 in the                                    family member ages.
  nonsmoker preferred class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.05 - $0.18 per unit.(8)

  Example for a male age 36 in                                $0.1726 per unit.(8)
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On each monthly
                                 calculation day.
Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 36 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge
the nonsmoker preferred class.                                as the insured people age.

------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

                               POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly calculation
                                 day.
  Minimum and Maximum Charges                                 We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 39 in                                We would charge $0.12490 per $1,000 of amount at risk(2) per month.
  the nonsmoker preferred                                     We will increase this charge as he ages.
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of .08% each month from amounts allocated to the
CHARGE(3)                        calculation day.             Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right
OTHER TAX CHARGES                When we become liable for    to impose a charge should we become liable for taxes in the future.
                                 taxes.                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 44 in                                $0.08151 per $1,000 of term rider death benefit.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                    rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 38 in                                $0.2358 per $100 of annual benefit.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 35 in                                $0.074218 per $1,000 of rider insurance amount.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child                                    $0.0567 per $1,000 of rider face amount, generally increasing as the
  age 10.                                                     child ages.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a male age 44                                   $0.3658 per $1,000 of rider face amount, generally increasing as the
  and female age 41 in the                                    family member ages.
  nonsmoker preferred class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.05 - $0.18 per unit.(8)

  Example for a male age 37                                   $0.17692 per unit.(8)
  in the nonsmoker
  preferred class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On each monthly
                                 calculation day.
Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 39 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge
the nonsmoker preferred class.                                as the insured people age.

------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

                              POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly
                                 calculation day.
  Minimum and Maximum Charges                                 We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 35 in                                We would charge $0.10580 per $1,000 of amount at risk(2) per month.
  the nonsmoker preferred                                     We will increase this charge as he ages.
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(2)                        calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right
OTHER TAX CHARGES                When we become liable for    to impose a charge should we become liable for taxes in the future.
                                 taxes.                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 38 in                                $0.06067 per $1,000 of term rider death benefit.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.

------------------------------- ---------------------------- -----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER(6)                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 43 in                                $0.3028 per $100 of annual benefit.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.
  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 35 in                                $0.074218 per $1,000 of rider insurance amount.
  the nonsmoker preferred
  class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child age                                $0.0567 per $1,000 of rider face amount, generally increasing as the
  10.                                                         child ages.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a male age 40                                   $0.3016 per $1,000 of rider face amount, generally increasing as the
  and female age 37 in the                                    family member ages.
  nonsmoker preferred class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.
  Minimum and Maximum                                         $0.05 - $0.18 per unit.(8)

  Example for a male age 35 in                                $0.16829 per unit.(8)
  the nonsmoker preferred class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On each monthly
                                 calculation day.
Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 35 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge
the nonsmoker preferred class.                                as the insured people age.

------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classifications. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2005, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                        Minimum          Maximum

Total Annual Fund Operating Expenses                     .34%    -       5.11%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

----------------------------------------------------------------------------------------------------------------------------------
                                                                 Rule
                                                   Investment  12b-1 or      Other                    Contractual      Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements   Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        Expenses
----------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                    0.61        -         0.29          0.90           N/A            N/A(1,2)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund *                           0.60        -         0.27          0.87           N/A            N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund *                   0.72        -         0.31          1.03           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio *           0.85        -         0.06          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                              0.19        -         0.15          0.34          (0.06)         0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II      0.60        -         0.38          0.98           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II - Primary Shares   0.60        -         0.40          1.00           N/A            N/A(5,17)
----------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio                  0.57        0.10      0.09          0.76           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Portfolio           0.57        0.10      0.13          0.80           N/A            N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                         0.57        0.10      0.10          0.77           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund                       0.46        0.25      0.02          0.73           N/A            N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                         0.60        0.25      0.18          1.03           N/A            N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund          1.24        0.25      0.29          1.78           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                     0.65        0.25      0.17          1.07         (0.05)          1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                      0.75        0.25      0.07          1.07           N/A            N/A(8,9)
----------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio *               0.75        0.25      0.22          1.22           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                  0.50        -         0.44          0.94          (0.04)         0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio               0.48        -         0.41          0.89           N/A            N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                   0.74        -         0.38          1.12           N/A            N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio               1.15        0.25      0.70          2.10          (0.69)          1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio               0.85        0.25      0.17          1.27          (0.02)          1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA              0.64        0.25      0.02          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                 0.63        0.25      0.04          0.92           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA             0.74        0.25      0.05          1.04           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                         0.68        -         0.21          0.89           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                         0.80        -         0.41          1.21           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Theme Series                        0.75        -         0.40          1.15           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                 0.75        -         0.31          1.06           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                             0.75        -         0.39          1.14           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                 0.85        -         0.80          1.65           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                            Rule
                                                   Investment  12b-1 or      Other                    Contractual      Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements   Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        Expenses
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index             0.45        -         0.27          0.72           N/A            N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities          0.75        -         0.28          1.03           N/A            N/A
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series             0.70        -         0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series              0.90        -         0.78          1.68           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series          0.58        -         0.21          0.79           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                   0.40        -         0.26          0.66           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income             0.50        -         0.25          0.75           N/A            N/A
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond          0.50        -         0.48          0.98           N/A            N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                 0.70        -         0.82          1.52           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series          0.90        -         1.09          1.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select            0.90        -         0.30          1.20           N/A            N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                        0.35        -         0.64          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Nasdaq-100 Index(R) Series           0.35        -         0.76          1.11           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25       0.29          0.94          (0.24)         0.97(15)
 Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25       0.27          0.92          (0.22)         0.95(15)
 Growth
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25       0.69          1.34          (0.64)         0.90(15)
 Moderate
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40       0.25       0.34          0.99          (0.29)         0.93(15)
 Moderate Growth
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series        1.05        -         0.28          1.33           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value             1.05        -         0.35          1.40           N/A            N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series                    0.70        -         0.29          0.99           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn Strategy Portfolio      0.49       0.25       0.25          0.99           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio                       0.25       0.25       0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio                      0.25       0.25       0.25          0.75           N/A            N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
 THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund *                      0.90        -         4.21          5.11           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund *                      0.75        -         0.78          1.53           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund *           0.90        -         0.80          1.70           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income Portfolio            0.46      0.35        0.32          1.13           N/A            N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                           0.99        -         0.33          1.32           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                        0.95        -         0.18          1.13           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                         0.85        -         0.12          0.97           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                         0.90        -         0.05          0.95           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.
(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.
(8) The Fund administration fee is paid indirectly through the management fee.
(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(10)The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(11)Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.
(12)Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.
(13)Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.
(14)Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.
(15)"Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.
(16)"Other Expenses" reflect an administrative fee of 0.25%.
(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   -------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   -------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II       (0.26)                   0.72(a)
   -------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75(a)
   -------------------------------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
   -------------------------------------------------------------------------------------------------
   Phoenix Strategic Theme Series                         (0.05)                   1.10
   -------------------------------------------------------------------------------------------------
   Phoenix-AIM Growth Series                              (0.14)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series       (0.07)                   0.65
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series    (0.28)                   0.70
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
   -------------------------------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series      (0.15)                   1.05
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series       (0.10)                   1.30
   -------------------------------------------------------------------------------------------------
   Phoenix-Van Kampen Comstock                            (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83(b)
    -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.
(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The discretion.

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").


PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "SEPARATE ACCOUNT")
--------------------------------------------------------------------------------
PHL Variable Insurance Company established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.


PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
 Presidents Day                   Thanksgiving Day
---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

 1) the election of the fund's Trustees;

 2) the ratification of the independent accountants for the fund;

 3) approval or amendment of investment advisory agreements;

 4) a change in fundamental policies or restrictions of the series; and

 5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------
In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year: 25% of the total value

[diamond] Second Year: 33% of remaining value

[diamond] Third Year: 50% of remaining value

[diamond] Fourth Year: 100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year.

PREMIUM EXPENSE CHARGE
We deduct a charge of 6% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts, the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance in the subaccounts for the month on each monthly calculation day.

-----------------------------------------------------------
                            POLICY OPTIONS A, B & C
                           POLICY YEARS 1 THROUGH 10
                   MONTHLY MORTALITY & EXPENSE RISK CHARGES
                         DEDUCTED FROM THE SUBACCOUNTS
------------- ---------------------------------------------
 All policy
   values                         .075%
-----------------------------------------------------------

We offer reduced mortality and expense risk charges to policies that meet certain criteria beginning in policy year 11. These rates are not guaranteed. Beginning in policy year 11, Policy Options B & C will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following charts.

----------------------------------------------------------
                                POLICY OPTION A
                          POLICY YEARS 11 THROUGH 20
                       MONTHLY MORTALITY & EXPENSE RISK
                     CHARGES DEDUCTED FROM THE SUBACCOUNTS
-------------------- -------------------------------------
 All policy values                 .0208333%
   for policies
issued on or after
   March 7, 2005
----------------------------------------------------------

----------------------------------------------------------
                     POLICY YEAR 11 AND THEREAFTER MONTHLY
                      MORTALITY & EXPENSE RISK CHARGES(2)
                         DEDUCTED FROM THE SUBACCOUNTS
------------------- ----------------- ---------- ---------
  NONLOANED POLICY       POLICY
    VALUE AS A          OPTION A
   PERCENTAGE OF    (for policies
 TOTAL POLICY FACE  issued prior to     POLICY    POLICY
     AMOUNT(1)      March 7, 2005)     OPTION B   OPTION C
------------------- ----------------- ---------- ---------
less than 40%             .075%         .075%      .075%
------------------- ----------------- ---------- ---------
greater than or
equal to 40%, but
less than 60%             .050%         .055%      .060%
------------------- ----------------- ---------- ---------
 60% or more              .025%         .050%      .055%
----------------------------------------------------------
(1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.
(2) These rates are current and are not guaranteed.

We offer reduced mortality and expense risk charges to policies with Policy Option A beginning in policy year 21. This rate is not guaranteed.

-----------------------------------------------------------
                                 POLICY OPTION A
                         POLICY YEARS 21 AND THEREAFTER
                        MONTHLY MORTALITY & EXPENSE RISK
                            CHARGES DEDUCTED FROM THE
                                   SUBACCOUNTS
---------------------- ------------------------------------
  All policy values
 for policies issued                  .0125%
     on or after
    March 7, 2005
-----------------------------------------------------------

COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

The Phoenix Edge(R)-VUL policy has four riders available at no additional charge:

[diamond] LifePlan Options Rider.

[diamond] Non-Transferable General Account Rider.

[diamond] Cash Value Accumulation Test Amendment must be elected irrevocably at issue, and is automatically attached to policies that have the Guaranteed Death Benefit Rider.

[diamond] Living Benefits Rider. We can make an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) should the person insured becomes terminally ill, subject to certain conditions. The policy's face amount following the accelerated payment must be at least $10,000.

We charge for providing benefits under the following riders:

[diamond] Individual Term Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured person ages.

[diamond] Guaranteed Death Benefit Rider charge is $0.03 per $1,000 of total face amount. Total face amount is the base policy face amount plus the face amount of any Individual Term Rider.

[diamond] Accidental Death Benefit Rider charges vary based on the insured person's age and risk classification as well as the specified benefit.

[diamond] Child Term Rider charges vary based on the age and gender of the child and the specified face amount.

[diamond] Family Term Rider charges vary based on the age(s), and risk classification(s) of the covered family members and the specified face amount of the rider.

[diamond] Additional Purchase Option Rider charges vary based on age and risk classification of the person insured and on the number of units of coverage purchased.

[diamond] Disability Benefit Rider charges vary based upon the insured person's age, gender and risk classification as well as the specified benefit.

[diamond] Age 100+ Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured people age.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.
-----------------------------------------------------------
                                       RATE WE CREDIT THE
                                       LOANED PORTION OF
               LOAN INTEREST RATE        THE GUARANTEED
                     CHARGED            INTEREST ACCOUNT
------------ ----------- ----------- ---------- -----------
POLICY          MOST          NJ       MOST         NJ
YEARS:         STATES      AND TX     STATES      AND TX
------------ ----------- ----------- ---------- -----------
1-10             4%          5%         2%          3%
------------ ----------- ----------- ---------- -----------
11-16            3%          4%         2%          3%
------------ ----------- ----------- ---------- -----------
16+              2%          3%         2%          3%
-----------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. This charge is intended to recoup the costs incurred in issuing the policy. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.

    --------------------------------------------------------
                    SURRENDER CHARGE TABLE
    --------------------------------------------------------
        POLICY    SURRENDER CHARGE AS A PERCENTAGE OF TAP*
        YEARS
                      Policy       Policy         Policy
                     Option A     Option B       Option C
          1            200%         150%           75%
          2            200%         150%           75%
          3            200%         150%           75%
          4            200%         150%           72%
          5            200%         150%           34%
          6            200%         147%            0%
          7            200%         111%            0%
          8            196%          75%            0%
          9            166%          39%            0%
          10           142%          16%            0%
          11           118%           0%            0%
          12            94%           0%            0%
          13            70%           0%            0%
          14            46%           0%            0%
          15            22%           0%            0%
        16 on            0%           0%            0%

    * TAP (Target Annual Premium) is established at the time of policy issue and is the greater of (a) the level premium required to mature the policy computed at an interest rate of 6.5% assuming current mortality and expense risk charges and (b) $1,200. We will provide you with a table of surrender charges before we issue your policy.

[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal. This charge is intended to recoup the costs of issuing the policy.

[diamond] PARTIAL SURRENDER FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply. This charge is intended to recoup for the cost of administering the partial withdrawal.

[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for a non-smokers.

    The sample policy's initial face amount is $1 million.
------------------------------------------------------------
    PERSON INSURED         TARGET ANNUAL       FIRST YEAR
---------- -------------      PREMIUM          SURRENDER
   AGE        GENDER           (TAP)            CHARGE*
---------- ------------- ----------------- -----------------
   45        Male             $8,705           $17,409
---------- ------------- ----------------- -----------------
   45        Female           $7,137           $14,314
---------- ------------- ----------------- -----------------
   55        Male            $14,330           $28,659
---------- ------------- ----------------- -----------------
   55        Female          $12,116           $24,232
---------- ------------- ----------------- -----------------
   65        Male            $23,951           $47,901
---------- ------------- ----------------- -----------------
   65        Female         $19,407           $38,954
------------------------------------------------------------
* The first year surrender charge is equal to two times TAP, subject to maximums permitted under state insurance law.

  The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently, we do not charge for transfers between subaccounts, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each calendar year. This charge, if we were to have a transfer charge would be intended to recoup for the cost of administering the transfer.

OTHER TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges on page 12.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if the person to be insured is 86 or older. We will require that you provide evidence that the person to be insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
The Phoenix Edge(R)-VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires, we allocate the policy value among the subaccounts and/or the Guaranteed Interest Accounts according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by the premium expense change. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.

Premium payments received during a grace period, after deduction of the premium expense charge and the issue expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. These riders must be chosen prior to the policy being issued. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] INDIVIDUAL TERM. This rider provides additional term insurance coverage until the insured person reaches age 100. The face amount of the term insurance may be level or increasing. The initial rider death benefit is limited to four times the policy's initial face amount. We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] GUARANTEED DEATH BENEFIT. While it is in effect and Death Benefit
          Option 1 is in effect, this rider guarantees the face amount of coverage even if you have insufficient policy value to cover the monthly deduction.

          We will set a monthly guarantee premium based on the insured person's age, gender and risk class, the policy's face amount and the rider's coverage period. In general, the total premiums you have paid, reduced by any partial withdrawals and outstanding debt, must be greater than or equal to the sum total of all monthly guarantee premiums since issue. Please refer to the rider contract form for details.

          We assess a monthly charge while the rider remains in effect. This rider is elected at issue and is available only with Death Benefit Option 1.

[diamond] LIFEPLAN OPTIONS. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until 90 days prior to the 10th policy anniversary.

             We do not charge for this rider. This rider is only available for policies of $1 million face amount or more. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan. This rider will automatically be attached to the policy at issue.

[diamond] ACCIDENTAL DEATH BENEFIT. This rider will provide an additional death benefit if the insured person dies as the result of accidental injuries. This rider expires on the policy anniversary nearest the insured person's 75th birthday. The rider contract form contains terms and conditions.

    We assess a monthly charge for this rider. This policy is elected at issue.

[diamond] DISABILITY BENEFIT. This rider will provide a specified monthly credit to your policy if the insured person becomes totally disabled.

          We will credit your policy each month while the disability persists until the policy anniversary nearest the insured's 65th birthday, or for one year if the disability commenced less than one year before the aforementioned policy anniversary.

          In addition, should the insured person become and remain totally disabled during the five years leading up to the normal termination date of the rider, we will continue to credit the policy beyond age 65.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] NON-TRANSFERABLE GENERAL ACCOUNT. This rider permits you to permanently transfer your policy value to the Non-transferable General Account in order to get guaranteed principal and credited interest payments. It is available beginning in the 16th policy year. We do not charge for this rider. This rider will automatically be attached to the policy at issue.

[diamond] CHILD TERM. This rider provides annually renewable term coverage on the insured person's children who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. You may convert coverage to a new variable or universal life insurance policy that we have available prior to your policy anniversary nearest the insured child's 25th birthday. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

[diamond] FAMILY TERM. This rider provides annually renewable term insurance coverage to age 70 on the insured person or members of the insured person's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each covered person to a new variable or universal life insurance policy that we have available. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] CASH VALUE ACCUMULATION TEST AMENDMENT. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued and will continue in effect for the life of the policy. We do not charge for this rider.

[diamond] ADDITIONAL PURCHASE OPTION. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] LIVING BENEFITS. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider. This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.

[diamond] AGE 100+ RIDER. This rider allows the base policy coverage and any coverage previously provided by the Estate Term Rider to extend beyond the younger insured's age of 100 as long as the policy value is greater than zero.

          On and after the policy date nearest the younger insured's age of 100:

          o   the death benefit will be equal to the greater of:

          i. the policy's total face amount (including any Individual Term Rider coverage); and

          ii. the policy value.

          o no further cost of insurance or monthly administrative charges will be assessed against the policy; and

          o   no further premium payments will be accepted.

          This rider does not extend the Guaranteed Death Benefit coverage beyond the insured's age 100. We assess Cost of Insurance charges for this rider

          Under federal tax law, this policy may not qualify as life insurance after the Insured's Attained Age 100. It may be subject to adverse tax consequences and a tax advisor should be consulted before the policyholder chooses to continue the policy after the Insured's Attained Age 100.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time the policy is in force. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 86. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to any increase in face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of charges, TAP would reduce pro rata.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

--------------------------------------------------------------
                           Value we apply to payment option
-------------------------- -----------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- -----------------------------------
Death Benefit Option 2     Policy face amount plus policy
                           value
--------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding loans and loan interest.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in the future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] ten years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We will use an annual interest rate of at least 3% to compute payments for any life annuity with period certain.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

o Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus
o  Partial Surrender Fee of $25; plus
o Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Accounts is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly              [diamond] $150 semiannually

[diamond] $75 quarterly            [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect.

We may at different times offer an Enhanced Dollar Cost Averaging Program. This Enhanced DCA Program can offer a higher interest rate during selected periods.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

POLICY LOANS
You may generally borrow up to 90% of your cash surrender value during the first ten policy years. Beginning in policy year 11, you may be able to borrow more than 90% of your cash surrender value depending on your policy value and the applicable surrender charge. We will count any outstanding loans and loan interest toward the applicable limit. We generally do not allow loans under $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------
POLICY YEARS          MOST STATES           NEW JERSEY
                                              & TEXAS
-----------------------------------------------------------
1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
-----------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the nonloaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3% in New Jersey and Texas), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the nonloaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 2% (3% in New Jersey and Texas) at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

SPECIAL INFORMATION FOR CERTAIN POLICIES ISSUED BEFORE FEBRUARY 13, 2004:

[diamond] If the person insured under your policy had not yet reached an attained age of 51 as of the policy date, your loan interest rate schedule will remain unchanged.

[diamond] If the person insured under the policy had reached an attained age of 51 or older as of the policy date, your loan interest rate schedule will be modified to provide a lower interest rate as described above. We will offer you an opportunity to decline the reduced loan interest rate schedule should you be concerned that this policy enhancement could have unintended consequences.

          The decrease in loan interest rate from 3% to 2% (from 4% to 3% in New Jersey or Texas) could constitute a material change under Internal Revenue Code and guidelines issued by the Internal Revenue Service
          (IRS). A material change could cause the IRS to take the position that an exchange of policy occurred for income tax purposes. Under that scenario, a new seven-pay period would begin for the purpose of determining the status of your policy as Modified Endowment Contract. The new seven-pay period would begin on the effective date of this change.

          You can find out more about Modified Endowment Contracts by reading "Federal Income Tax Information-Modified Endowment Contracts" in the prospectus. We provide more information concerning Material Change Rules in the Statement of Additional Information for this prospectus, available free of charge by calling (800) 541-0171. We also recommend that you consult an income tax advisor.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse or the amount required to provide a positive cash surrender value if greater.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur.

The policy will remain in force during the grace period, however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an

Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.

DISTRIBUTION
--------------------------------------------------------------------------------
PHL Variable has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of PHL Variable, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the Funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the policies but are exempt from registration. Applications for the policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable life insurance products. PHL Variable intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits PHL Variable may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the Funds for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay up to a maximum total sales commission of 50% of premiums.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. PHL Variable and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by PHL Variable or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. PHL Variable and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
    In the table below, funds with a "*" next to their name were closed to new investments on May 1, 2006. Additionally, for all owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 Phoenix Variable Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II                                 government securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities       Long-term capital appreciation              Templeton Asset Management Ltd.
Fund
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
--------------------------------------------- ------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing in foreign issuers securities,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
--------------------------------------------- ------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Intermediate and long-term growth of
Phoenix Capital Growth Series                 capital appreciation with income as a       Phoenix Investment Counsel, Inc.
                                              secondary consideration                       Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                          Subadvisor: Bennett Lawrence
                                                                                            Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                Long-term capital appreciation               Subadvisor: Bennett Lawrence
                                                                                           Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series         High total return consistent with           Phoenix Investment Counsel, Inc.
                                              reasonable risk                               Subadvisor: Aberdeen Asset
                                                                                            Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                               Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income     Long-term total return                      Phoenix Investment Counsel, Inc.
Series
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term       limit changes in the series' net asset      Phoenix Investment Counsel, Inc.
Bond Series                                   value per share caused by interest rate
                                              changes
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                Tracks total return of the Dow Jones          Subadvisor: Northern Trust
                                              Industrial Average(SM) before fund expenses   Investments, N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series   Tracks total return of the Nasdaq-100         Subadvisor: Northern Trust
                                              Index(R) before fund expenses                  Investments, N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth                      Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                   Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current         Subadvisor: Standard & Poor's
Series: Growth                                income as a secondary consideration         Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a       Subadvisor: Standard & Poor's
Series: Moderate                              secondary consideration                     Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current        Phoenix Variable Advisors, Inc.
Series: Moderate Growth                       income  with a greater emphasis on            Subadvisor: Standard & Poor's
                                              capital growth                                Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value       current income as a secondary investment    Phoenix Variable Advisors, Inc.
Series                                        objective                                     Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value     small-capitalization stocks that appear     Phoenix Variable Advisors, Inc.
Series                                        to be undervalued with current income as      Subadvisor: AllianceBernstein L.P.
                                              a secondary investment objective
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series            current income as a secondary                 Subadvisor: Morgan Stanley Investment
                                              consideration                                 Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum real return, consistent with
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
--------------------------------------------- ------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current income     Morgan Stanley Investment Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

DEBT: Unpaid policy loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SEPARATE ACCOUNT: PHLVIC Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012






Additional information about The Phoenix Edge(R)-VUL (the "Policy") and the PHLVIC Variable Universal Life Account ("Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 417-4769 or you can download copies from The Phoenix Companies, Inc. web site: PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, DC 20549.


PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V613

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0690PR  (C)2006 The Phoenix Companies, Inc.                                5/06

                                     PART B

================================================================================
                             THE PHOENIX EDGE(R)-VUL
================================================================================

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2006

                                  ------------

       FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----

PHL Variable Insurance Company......................................     2

The Separate Account................................................     2

The Policy..........................................................     2

Servicing Agent.....................................................     3


Underwriter.........................................................     3

Performance History.................................................     3


Additional Information about Charges................................     6

Safekeeping of the Separate Account's Assets........................     7

State Regulation....................................................     7

Reports.............................................................     8

Experts ............................................................     8

Separate Account Financial Statements...............................  SA-1

Company Financial Statements........................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:
                  [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027

                   [phone]   VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                             Tel. (800) 541-0171

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PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.


PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PHL Variable established the PHLVIC Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the policies are obligations of PHL Variable.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B)
      ---------  - (D) where:
         (C)

  (A)= The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

  (B)= The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

  (C)= The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

  (D)= Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the subaccount. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.

THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such

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

maximums as may be established from time to time. Additional premium payments may be made at any time. The minimum premium payment we will accept is $25. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

You may elect a Disability Benefit Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the person insured by the rider. Under its terms, the specified premium will be waived when we receive proof that the covered person is totally disabled and that the disability occurred while the rider was in force.

We credit policies sold to officers, directors and employees of PHL Variable (and their spouses and children) with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of PHL Variable (and their spouses and children).

THE POLICY
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive.

CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.

SERVICING AGENT
--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2003                     $1.7 Million
------------------------------- --------------------------
             2004                     $2.2 Million
------------------------------- --------------------------

             2005                     $1.9 Million
----------------------------------------------------------

UNDERWRITER
--------------------------------------------------------------------------------
Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series

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


for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................$1.000700
Calculation:
   Ending account value..............................................$1.000700
   Less beginning account value......................................$1.000000
   Net change in account value.......................................$0.000700
Base period return:
   (adjusted change/beginning account value).........................$0.000288
Current annual yield = return x (365/7) =................................3.65%
Effective annual yield = [(1 + return)(365/7)] - 1 =.....................3.79%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Non-standardized performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Non-standardized performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.


Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

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

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       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED  DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------

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         SERIES                                        INCEPTION DATE   1 YEAR   5 YEARS  10 YEARS  SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993      8.83%    -2.70%     5.99%        8.99%
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AIM V.I. Core Equity Fund                                  5/2/1994      5.31%    -1.44%     7.46%        9.05%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                          9/10/2001     7.62%                            9.67%
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  1/25/1995    14.45%    -1.51%    10.13%       14.92%
-------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                   10/1/1997     4.68%     0.24%                  4.61%
-------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II           3/28/1994     2.03%     4.78%     5.43%        5.58%
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994      2.66%     7.33%     5.89%        6.28%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       11/3/1997    16.85%     6.55%                  9.26%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                11/3/1997     8.86%     0.19%                  1.50%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              11/3/1997     5.67%    -3.61%                  4.41%
-------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            1/6/1999      1.60%     8.82%                  8.51%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              11/8/1996    10.55%     8.03%                  9.50%
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               9/27/1996    27.43%    17.41%                  2.98%
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Templeton Foreign Securities Fund                          5/11/1992    10.17%     3.38%     8.10%        9.34%
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           3/15/1994     8.86%     6.07%     9.38%        9.24%
-------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                      11/4/1997     3.99%     9.87%                  8.49%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                       12/3/2001     1.31%                            8.53%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   12/11/1989     3.25%     3.10%    10.22%       11.94%
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                        9/15/1999     8.22%    10.30%                 15.34%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    7/11/2002     2.90%                           10.80%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    8/2/2002      8.15%                           14.76%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   9/18/2001     4.86%                            4.96%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      7/13/2000    14.06%     5.72%                  3.79%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                  7/16/2001     9.71%                           11.90%
-------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/31/1982     3.71%    -7.49%     2.50%       11.43%
-------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998      4.18%    -6.30%                  4.92%
-------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             1/29/1996     1.18%    -7.11%                  5.96%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990     18.57%     4.09%     8.53%        7.92%
-------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 12/15/1999     8.85%    -5.77%                 -5.74%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      8/12/2002    15.64%                           19.48%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series           7/14/1997     3.69%    -0.68%                  4.20%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995     15.10%    20.70%    16.22%       16.90%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998      4.80%     0.98%                  4.22%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                   8/15/2000     9.34%    -1.74%                 -4.58%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               9/17/1984     1.79%     3.39%     7.72%       10.44%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        10/8/1982     2.58%     1.85%     3.53%        5.27%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982     1.78%     7.77%     6.93%        9.17%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003      1.36%                            3.74%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      8/12/2002    -0.91%                            5.51%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               8/12/2002     9.10%                           16.27%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series          8/12/2002     8.65%                           14.14%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999     1.05%     1.37%                  0.59%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                8/15/2000     1.24%    -7.07%                -14.23%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998      7.73%    15.51%                  8.62%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000     7.46%    14.96%                 16.02%
-------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998      5.43%    -1.14%                  7.17%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003     -5.24%                           -6.31%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997      3.96%    -4.01%                  2.81%
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  5/1/2002     13.71%                            6.71%
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                 4/30/2003     7.38%                           13.54%
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999     16.43%     4.91%                 12.81%
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995     21.53%     9.84%    14.74%       16.96%
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999     10.49%    11.67%                 14.52%
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995     11.25%    11.81%    15.27%       15.89%

-------------------------------------------------------------------------------------------------------------------

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We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

      The Dow Jones Industrial Average(SM) (DJIA)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective policy owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Forbes
      Fortune
      Investor's Business Daily
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------
REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]   the number of insureds,

[diamond]   total premiums expected to be paid,

[diamond]   total assets under management for the policyowner,

[diamond]   the nature of the relationship among individual insureds,

[diamond]   the purpose for which the policies are being purchased,

[diamond]   where there is a preexisting relationship with us, such as being an employee of PHL Variable or its affiliates and their spouses; or employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond]   internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond]   other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

SURRENDER CHARGE. During the first few policy years, depending on your chosen policy option, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy surrendered or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a month by month schedule will be provided in your policy. Policy Option A has a 15-year surrender charge schedule, Policy Option B a 10-year schedule, and Policy Option C, a 5-year schedule.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee of $25 is imposed. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We reserve the right to limit face amount increases up to age 85. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to a fraction of the total policy value. That fraction will be the same as the face amount increase divided by the new face amount. We determine an aggregate cost of insurance rate by blending the rates for each segment of coverage based on the face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase see "Modified Endowment Contracts--Material Change Rules."

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.

STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.

REPORTS
--------------------------------------------------------------------------------
We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided opinions on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the policies described in this prospectus.

ANNUAL REPORT


                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                                                               DECEMBER 31, 2005











                                 [LOGO] PHOENIX
                  OL4259 (C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                              AIM V.I. CAPITAL       AIM V.I. MID CAP                              ALGER AMERICAN
                                               APPRECIATION -          CORE EQUITY -        AIM V.I. PREMIER     LEVERAGED ALLCAP -
                                                  CLASS I                CLASS I            EQUITY - CLASS I           CLASS O
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    821,918           $     87,821          $     333,961         $     224,802
     Shares                                     {      33,303}         {       6,453}        {       14,962}       {        6,464}
     Cost                                       {$    734,293}         {$     86,489}        {$     314,156}       {$     187,564}
                                             ------------------     ------------------    -------------------    -------------------
  Total Assets                                   $    821,918           $    87,821           $     333,961         $     224,802

Liabilities:
  Payable to PHL Variable Insurance
     Company                                     $        -             $        -            $        -            $          -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    821,918           $     87,821           $    333,961         $     224,802
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                317,321                 80,200                135,710                88,143
                                             ==================     ==================    ===================    ===================

        Unit Value
           Phoenix Express VUL(SM)               $       1.16           $          -          $           -         $        1.19
           The Phoenix Edge(R)--SVUL             $       2.65           $          -          $        2.46         $        2.71
           The Phoenix Edge(R)--VUL              $       2.65           $       1.10          $        2.46         $        2.71



                                             FEDERATED FUND FOR       FEDERATED HIGH         FIDELITY VIP       FIDELITY VIP GROWTH
                                              U.S. GOVERNMENT      INCOME BOND FUND II      CONTRAFUND(R) -       OPPORTUNITIES -
                                               SECURITIES II         - PRIMARY SHARES        SERVICE CLASS         SERVICE CLASS
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
  Assets:
     Investments at fair value                   $  1,603,571           $    138,366          $   1,149,811         $     255,903
        Shares                                  {$    141,159}         {$     17,877}        {$      37,175}       {$      14,766}
        Cost                                    {$  1,605,631}         {$    137,317}        {$     943,655}       {$     232,347}
                                             ------------------     ------------------    -------------------    -------------------
     Total Assets                                $  1,603,571           $    138,366          $   1,149,811         $     255,903

Liabilities:
  Payable to PHL Variable Insurance Company      $          1           $          -          $          -          $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $  1,603,570           $    138,366          $   1,149,811         $     255,903
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                730,283                 49,850                368,024                98,857
                                             ==================     ==================    ===================    ===================
     Unit Value

           Phoenix Express VUL(SM)               $       1.01           $          -          $        1.19         $        1.15
           The Phoenix Edge(R)--SVUL             $       2.27           $       2.78          $        3.16         $        2.71
           The Phoenix Edge(R)--VUL              $       2.27           $       2.78          $        3.16         $        2.71

                        See Notes to Financial Statements
                                      SA-1

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2005
                                   (Continued)

                                                                                           LORD ABBETT BOND-     LORD ABBETT GROWTH
                                             FIDELITY VIP GROWTH    LAZARD RETIREMENT      DEBENTURE - CLASS     AND INCOME - CLASS
                                              - SERVICE CLASS           SMALL CAP                  VC                    VC
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    824,071           $    145,823          $     164,230         $   1,449,220
     Shares                                     {      24,555}         {       8,941}        {       14,293}       {       55,398}
     Cost                                       {$    752,015}         {$    142,502}        {$     167,028}       {$   1,457,635}
                                             ------------------     ------------------    -------------------    -------------------
  Total Assets                                   $    824,071           $    145,823          $     164,230         $   1,449,220

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $          -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    824,071           $    145,823          $     164,230         $   1,449,220
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                333,624                132,255                159,285             1,368,867
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $         1.13         $          -          $           -         $        1.08
        The Phoenix Edge(R)-SVUL                 $         2.48         $       1.10          $        1.03         $        1.06
        The Phoenix Edge(R)-VUL                  $         2.48         $       1.10          $        1.03         $        1.06


                                              LORD ABBETT MID-
                                             CAP VALUE - CLASS        MUTUAL SHARES         PHOENIX MID-CAP      PHOENIX STRATEGIC
                                                     VC            SECURITIES - CLASS 2          GROWTH                THEME
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    289,992           $    549,354          $     144,738         $      45,780
     Shares                                     {      13,750}         {      30,234}        {       11,195}       {        4,382}
     Cost                                       {$    280,153}         {$    478,039}        {$     135,519}       {$      43,182}
                                             ------------------     ------------------    -------------------    -------------------
      Total Assets                               $    289,992           $    549,354          $     144,738         $      45,780

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    289,992           $    549,354          $     144,738         $      45,780
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                265,513                199,548                 63,771                18,763
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $          -           $       1.11          $           -         $           -
        The Phoenix Edge(R)-SVUL                 $       1.09           $       2.84          $        2.27         $        2.44
        The Phoenix Edge(R)-VUL                  $       1.09           $       2.84          $        2.27         $        2.44

                        See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2005
                                   (Continued)

                                                                                                                      PHOENIX
                                              PHOENIX-ABERDEEN         PHOENIX-AIM        PHOENIX-ALGER SMALL    ALLIANCE/BERNSTEIN
                                                INTERNATIONAL             GROWTH               CAP GROWTH          ENHANCED INDEX
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    640,748           $    361,310          $     386,934         $     161,782
     Shares                                     {      44,847}         {      51,768}        {       24,780}       {       14,296}
     Cost                                       {$    549,461}         {$    321,657}        {$     362,154}       {$     154,492}

                                             ------------------     ------------------    -------------------    -------------------
     Total Assets                                $    640,748           $    361,310          $     386,934         $     161,782

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    640,748           $    361,310          $     386,934         $     161,782
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                191,408                147,615                108,884                63,184
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $       1.21           $          -          $        1.25         $           -
        The Phoenix Edge(R)-SVUL                 $       3.36           $       2.45          $        3.65         $        2.56
        The Phoenix Edge(R)-VUL                  $       3.36           $       2.45          $        3.65         $        2.56


                                               PHOENIX-DUFF &
                                             PHELPS REAL ESTATE      PHOENIX-ENGEMANN       PHOENIX-ENGEMANN      PHOENIX-ENGEMANN
                                                 SECURITIES           CAPITAL GROWTH       GROWTH AND INCOME      SMALL-CAP GROWTH
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $  1,500,458           $    490,341          $   1,404,525         $     311,247
     Shares                                     {      52,861}         {      33,201}        {      112,192}       {       40,063}
     Cost                                       {$  1,329,568}         {$    459,988}        {$   1,311,327}       {$     270,211}
                                             ------------------     ------------------    -------------------    -------------------
     Total Assets                                $  1,500,458           $    490,341          $   1,404,525         $     311,247

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $  1,500,458           $    490,341          $   1,404,525         $     311,247
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                359,915                190,601                540,740                92,328
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $       1.21           $          -          $        1.09         $           -
        The Phoenix Edge(R)-SVUL                 $       4.19           $       2.57          $        2.61         $        3.37
        The Phoenix Edge(R)-VUL                  $       4.19           $       2.57          $        2.61         $        3.37


                        See Notes to Financial Statements
                                      SA-3

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)

                                                                                                                   PHOENIX-GOODWIN
                                              PHOENIX-ENGEMANN       PHOENIX-ENGEMANN       PHOENIX-GOODWIN      MULTI-SECTOR FIXED
                                            STRATEGIC ALLOCATION       VALUE EQUITY           MONEY MARKET             INCOME
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    430,194           $    376,450          $   2,100,980         $     841,279
     Shares                                     {      31,227}         {      27,408}        {      210,098}       {       92,062}
     Cost                                       {$    439,476}         {$    343,526}        {$   2,100,980}       {$     849,807}
  Dividends receivable                           $          -           $          -          $         212         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Assets                                $    430,194           $    376,450          $   2,101,192         $     841,279

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           1         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    430,194           $    376,450          $   2,101,191         $     841,279
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                171,368                153,060              1,042,896               326,391
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $          -           $          -          $        1.02         $        1.02
        The Phoenix Edge(R)--SVUL                $       2.51           $       2.46          $        2.10         $        2.66
        The Phoenix Edge(R)--VUL                 $       2.51           $       2.46          $        2.10         $        2.66



                                              PHOENIX-GOODWIN                                PHOENIX-KAYNE          PHOENIX-LAZARD
                                                MULTI-SECTOR          PHOENIX-KAYNE        SMALL-CAP QUALITY        INTERNATIONAL
                                              SHORT TERM BOND        RISING DIVIDENDS            VALUE             EQUITY SELECT
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    149,505           $    117,699          $      96,527         $   1,687,186
     Shares                                     {      15,064}         {      10,302}        {        6,321}       {      112,170}
     Cost                                       {$    151,791}         {$    119,408}        {$      89,697}       {$   1,507,507}
                                             ------------------     ------------------    -------------------    -------------------
  Total Assets                                   $    149,505           $    117,699          $      96,527         $   1,687,186

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    149,505           $    117,699          $      96,527         $   1,687,186
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                137,992                 59,216                 28,972               550,762
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $       1.02           $       1.03          $           -         $        1.09
        The Phoenix Edge(R)--SVUL                $       1.10           $       2.40          $           -         $        3.13
        The Phoenix Edge(R)--VUL                 $       1.10           $       2.40          $        3.33         $        3.13


                        See Notes to Financial Statements
                                      SA-4

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)

                                                                                            PHOENIX-SANFORD       PHOENIX-SANFORD
                                              PHOENIX-NORTHERN       PHOENIX-NORTHERN      BERNSTEIN MID-CAP      BERNSTEIN SMALL-
                                                   DOW 30           NASDAQ-100 INDEX(R)          VALUE               CAP VALUE
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $    186,242           $    343,442          $     486,122         $     425,625
     Shares                                     {      20,148}         {      78,815}        {       34,686}       {       25,007}
     Cost                                       {$    182,283}         {$    308,496}        {$     476,520}       {$     410,577}
                                             ------------------     ------------------    -------------------    -------------------
  Total Assets                                   $    186,242           $    343,442          $     486,122         $     425,625

Liabilities:

  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $    186,242           $    343,442          $     486,122         $     425,625
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                 77,926                112,094                156,464               133,280
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $       1.06           $       1.15          $        1.14         $        1.16
        The Phoenix Edge(R)--SVUL                $       2.44           $       3.10          $        3.16         $        3.20
        The Phoenix Edge(R)--VUL                 $       2.44           $       3.10          $        3.16         $        3.20


                                                                                             RYDEX VARIABLE
                                               RYDEX VARIABLE         RYDEX VARIABLE          TRUST SECTOR       SCUDDER VIT EQUITY
                                                 TRUST JUNO             TRUST NOVA              ROTATION         500 INDEX - CLASS A
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $     31,166           $     36,979          $      40,281         $   1,141,468
     Shares                                     {       1,498}         {       4,320}        {        3,174}       {       87,069}
     Cost                                       {$     34,632}         {$     31,279}        {$      36,105}       {$   1,054,001}
                                             ------------------     ------------------    -------------------    -------------------
  Total Assets                                   $     31,166           $     36,979          $      40,281         $   1,141,468

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
     Total Net Assets                            $     31,166           $     36,979          $      40,281         $   1,141,468
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
     Units Outstanding                                 34,754                 25,395                 27,553               435,249
                                             ==================     ==================    ===================    ===================

     Unit Value
        Phoenix Express VUL(SM)                  $          -           $       1.12          $           -         $        1.09
        The Phoenix Edge(R)--SVUL                $       0.90           $       1.46          $        1.46         $        2.65
        The Phoenix Edge(R)--VUL                 $       0.90           $       1.46          $        1.46         $        2.65


                        See Notes to Financial Statements
                                      SA-5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)

                                             TECHNOLOGY - CLASS     TEMPLETON FOREIGN       TEMPLETON GROWTH          WANGER
                                                     I             SECURITIES - CLASS 2  SECURITIES - CLASS 2   INTERNATIONAL SELECT
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Assets:
  Investments at fair value                      $     91,826           $    584,285          $     477,685         $     166,062
     Shares                                     {      25,650}         {      37,406}        {       34,590}       {        8,460}
     Cost                                       {$     89,728}         {$    513,684}        {$     410,965}       {$     144,369}
                                             ------------------     ------------------    -------------------    -------------------
  Total Assets                                   $     91,826           $    584,285          $     477,685         $     166,062

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -         $           -
                                             ------------------     ------------------    -------------------    -------------------
        Total Net Assets                         $     91,826           $    584,285          $     477,685         $     166,062
                                             ==================     ==================    ===================    ===================
                                             ==================     ==================    ===================    ===================
        Units Outstanding                              38,949                207,088                167,401                51,921
                                             ==================     ==================    ===================    ===================

        Unit Value
           Phoenix Express VUL(SM)               $       1.14           $       1.12          $           -         $        1.16
           The Phoenix Edge(R)--SVUL             $          -           $       2.91          $        2.85         $        3.67
           The Phoenix Edge(R)--VUL              $       2.53           $       2.91          $        2.85         $        3.67


                                                    WANGER
                                              INTERNATIONAL SMALL                         WANGER U.S. SMALLER
                                                     CAP              WANGER SELECT            COMPANIES
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             ------------------     ------------------    -------------------
Assets:
  Investments at fair value                      $  1,346,086           $    208,226          $     615,927
     Shares                                     {      43,947}         {       9,189}        {       17,648}
     Cost                                       {$  1,075,275}         {$    182,873}        {$     529,619}
                                             ------------------     ------------------    -------------------
  Total Assets                                   $  1,346,086           $    208,226          $     615,927

Liabilities:
  Payable to PHL Variable Insurance Company      $          -           $          -          $           -
                                             ------------------     ------------------    -------------------
        Total Net Assets                         $  1,346,086           $    208,226          $     615,927
                                             ==================     ==================    ===================
                                             ==================     ==================    ===================
        Units Outstanding                             347,025                 61,567                183,455
                                             ==================     ==================    ===================

        Unit Value
           Phoenix Express VUL(SM)               $       1.17           $          -          $           -
           The Phoenix Edge(R)--SVUL             $       3.94           $       3.38          $        3.36
           The Phoenix Edge(R)--VUL              $       3.94           $       3.38          $        3.36


                        See Notes to Financial Statements
                                      SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              AIM V.I. CAPITAL      AIM V.I. MID CAP                               ALGER AMERICAN
                                               APPRECIATION -      CORE EQUITY - CLASS      AIM V.I. PREMIER     LEVERAGED ALLCAP -
                                                  CLASS I                   I               EQUITY - CLASS I          CLASS O
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $        483           $        379          $       2,620         $           -
Expenses:
  Mortality and expense fees                               17                      -                      -                    23
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                              466                    379                  2,620                   (23)
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares          (2,237)                    15                 (1,705)                3,761
  Realized gain distributions                               -                  2,315                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                 (2,237)                 2,330                 (1,705)                3,761
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                       62,143                  1,963                 13,620                29,838
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $     60,372           $      4,672          $      14,535         $      33,576
                                             ==================     ==================    ===================    ===================


                                             FEDERATED FUND FOR       FEDERATED HIGH         FIDELITY VIP        FIDELITY VIP GROWTH
                                              U.S. GOVERNMENT        INCOME BOND FUND       CONTRAFUND(R)-         OPPORTUNITIES -
                                               SECURITIES II       II - PRIMARY SHARES       SERVICE CLASS          SERVICE CLASS
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $     30,184           $      7,512          $       1,160         $         959
Expenses:
  Mortality and expense fees                               75                      -                      3                    16
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                           30,109                  7,512                  1,157                   943
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares           1,225                  2,972                    917                   217
  Realized gain distributions                               -                      -                    105                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                  1,225                  2,972                  1,022                   217
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                       (8,899)                (7,540)               138,754                15,689
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $     22,435           $      2,944          $     140,933         $      16,849
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)

                                                                                           LORD ABBETT BOND-     LORD ABBETT GROWTH
                                             FIDELITY VIP GROWTH    LAZARD RETIREMENT      DEBENTURE - CLASS     AND INCOME - CLASS
                                              - SERVICE CLASS           SMALL CAP                  VC                    VC
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $      1,835           $          -          $       7,861         $      13,742
Expenses:
  Mortality and expense fees                                4                      -                      -                    23
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                            1,831                      -                  7,861                13,719
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares          (1,761)                    93                     10                   397
  Realized gain distributions                               -                  8,957                  1,720                83,959
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                 (1,761)                 9,050                  1,730                84,356
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                       45,443                  3,322                 (2,799)               (8,415)
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $     45,513           $     12,372          $       6,792         $      89,660
                                             ==================     ==================    ===================    ===================


                                              LORD ABBETT MID-
                                             CAP VALUE - CLASS         MUTUAL SHARES        PHOENIX MID-CAP       PHOENIX STRATEGIC
                                                     VC            SECURITIES - CLASS 2          GROWTH                THEME
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $      1,218           $      3,711          $           -         $           -
Expenses:
  Mortality and expense fees                                -                     23                      -                     -
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                            1,218                  3,688                      -                     -
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares              17                    663                     34                    14
  Realized gain distributions                          16,643                  1,390                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                 16,660                  2,053                     34                    14
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                        9,840                 41,579                  5,377                 1,020
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $     27,718           $     47,320          $       5,411         $       1,034
                                             ==================     ==================    ===================    ===================

                        See Notes to Financial Statements
                                      SA-8

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)

                                                                                                                      PHOENIX-
                                              PHOENIX-ABERDEEN         PHOENIX-AIM        PHOENIX-ALGER SMALL    ALLIANCE/BERNSTEIN
                                                INTERNATIONAL             GROWTH               CAP GROWTH          ENHANCED INDEX
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $     23,507           $          -          $           -         $       1,513
Expenses:
  Mortality and expense fees                                2                      -                     11                     -
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                           23,505                      -                    (11)                1,513
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares             184                     79                 (1,696)                    1
  Realized gain distributions                               -                      -                 32,123                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                    184                     79                 30,427                     1
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                       64,745                 29,039                 15,143                 5,275
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $     88,434           $     29,118          $      45,559         $       6,789
                                             ==================     ==================    ===================    ===================


                                               PHOENIX-DUFF &
                                             PHELPS REAL ESTATE      PHOENIX-ENGEMANN      PHOENIX-ENGEMANN       PHOENIX-ENGEMANN
                                                 SECURITIES           CAPITAL GROWTH       GROWTH AND INCOME      SMALL-CAP GROWTH
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $     20,926           $        319          $      13,169         $           -
Expenses:
  Mortality and expense fees                                8                      -                     12                     -
  Indexing (gain) loss                                      -                      -                      1                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                           20,918                    319                 13,156                     -
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares           3,284                   (133)                   332                    75
  Realized gain distributions                          68,727                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                 72,011                   (133)                   332                    75
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                      117,805                 18,740                 48,932                22,981
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $    210,734           $     18,926          $      62,420         $      23,056
                                             ==================     ==================    ===================    ===================

                        See Notes to Financial Statements
                                      SA-9

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)

                                                                                                                  PHOENIX-GOODWIN
                                              PHOENIX-ENGEMANN       PHOENIX-ENGEMANN       PHOENIX-GOODWIN      MULTI-SECTOR FIXED
                                            STRATEGIC ALLOCATION       VALUE EQUITY           MONEY MARKET             INCOME
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $      8,369           $      3,891          $      36,516         $      31,946
Expenses:
  Mortality and expense fees                                -                      -                    207                    25
  Indexing (gain) loss                                      -                      -                      2                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                            8,369                  3,891                 36,307                31,921
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares             143                    379                      -                  (378)
  Realized gain distributions                          10,977                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                 11,120                    379                      -                  (378)
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                      (11,255)                11,897                      -               (14,098)
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $      8,234           $     16,167          $      36,307         $      17,445
                                             ==================     ==================    ===================    ===================


                                               PHOENIX-GOODWIN                               PHOENIX-KAYNE          PHOENIX-LAZARD
                                             MULTI-SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP QUALITY         INTERNATIONAL
                                                  TERM BOND          RISING DIVIDENDS            VALUE               EQUITY SELECT
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $      4,404           $      1,597          $       1,324         $      17,275
Expenses:
  Mortality and expense fees                               56                     25                      -                    44
  Indexing (gain) loss                                      -                      -                      -                    (1)
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                            4,348                  1,572                  1,324                17,232
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares              22                    253                    (32)                1,033
  Realized gain distributions                               -                    771                  3,384                 7,726
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                     22                  1,024                  3,352                 8,759
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                       (2,824)                (2,324)                 1,898                93,309
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $      1,546           $        272          $       6,574         $     119,300
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-10

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)

                                                                                            PHOENIX-SANFORD       PHOENIX-SANFORD
                                              PHOENIX-NORTHERN       PHOENIX-NORTHERN      BERNSTEIN MID-CAP      BERNSTEIN SMALL-
                                                   DOW 30           NASDAQ-100 INDEX(R)          VALUE               CAP VALUE
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $      2,541           $          -          $         391         $           -
Expenses:
  Mortality and expense fees                                6                      6                      9                     2
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                            2,535                     (6)                   382                    (2)
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares              78                    615                    643                   188
  Realized gain distributions                               -                      -                 34,618                22,218
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                     78                    615                 35,261                22,406
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                         (457)                 8,216                 (3,934)                4,382
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $      2,156           $      8,825          $      31,709         $      26,786
                                             ==================     ==================    ===================    ===================


                                                                                             RYDEX VARIABLE
                                               RYDEX VARIABLE         RYDEX VARIABLE          TRUST SECTOR       SCUDDER VIT EQUITY
                                                 TRUST JUNO             TRUST NOVA              ROTATION         500 INDEX - CLASS A
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $          -           $        114          $           -         $      11,664
Expenses:
  Mortality and expense fees                                -                      -                      -                    23
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                                -                    114                      -                11,641
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares            (586)                   204                      7                   601
  Realized gain distributions                               -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                   (586)                   204                      7                   601
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                         (799)                 1,328                  2,912                36,189
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $     (1,385)          $      1,646          $       2,919         $      48,431
                                             ==================     ==================    ===================    ===================

                        See Notes to Financial Statements
                                      SA-11

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)

                                             TECHNOLOGY - CLASS      TEMPLETON FOREIGN      TEMPLETON GROWTH           WANGER
                                                      I            SECURITIES - CLASS 2  SECURITIES - CLASS 2   INTERNATIONAL SELECT
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ------------------     ------------------    -------------------    -------------------
Income:
  Dividends                                      $          -           $      4,529          $       3,819         $         837
Expenses:
  Mortality and expense fees                               11                     23                      -                    23
  Indexing (gain) loss                                      -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net investment income (loss)                              (11)                 4,506                  3,819                   814
                                             ------------------     ------------------    -------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares               5                   (284)                    69                    91
  Realized gain distributions                               -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
  Realized gain (loss)                                      5                   (284)                    69                    91
                                             ------------------     ------------------    -------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                        1,380                 43,003                 30,714                17,610
                                             ------------------     ------------------    -------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $      1,374           $     47,225          $      34,602         $      18,515
                                             ==================     ==================    ===================    ===================


                                                   WANGER
                                             INTERNATIONAL SMALL                          WANGER U.S. SMALLER
                                                     CAP              WANGER SELECT            COMPANIES
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             ------------------     ------------------    -------------------
Income:
  Dividends                                      $      9,019           $          -          $           -
Expenses:
  Mortality and expense fees                               19                      -                      -
  Indexing (gain) loss                                      -                      -                      -
                                             ------------------     ------------------    -------------------
Net investment income (loss)                            9,000                      -                      -
                                             ------------------     ------------------    -------------------

Realized gains (losses) on investments
  Realized gain (loss) on sale of fund shares           3,475                  1,998                    492
  Realized gain distributions                               -                  7,049                      -
                                             ------------------     ------------------    -------------------
  Realized gain (loss)                                  3,475                  9,047                    492
                                             ------------------     ------------------    -------------------

Change in unrealized appreciation
  (depreciation) during the year                      206,383                  8,336                 48,878
                                             ------------------     ------------------    -------------------
Net increase (decrease) in net assets
  from operations                                $    218,858           $     17,383          $      49,370
                                             ==================     ==================    ===================


                        See Notes to Financial Statements
                                      SA-12

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                AIM V.I. CAPITAL APPRECIATION - CLASS I    AIM V.I. MID CAP CORE EQUITY - CLASS I
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $        466           $          1          $         379         $          39
     Realized gains (losses)                           (2,237)                    11                  2,330                 1,151
     Unrealized appreciation (depreciation)
        during the year                                62,143                 21,412                  1,963                  (631)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
      from operations                                  60,372                 21,424                  4,672                   559
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               275,690                194,555                 57,030                 1,119
     Transfers between subaccounts
        (including fixed account), net                174,685                163,254                 10,142                30,730
     Transfers for contract
        benefits and terminations                     (12,782)                   (81)                (4,136)                    -
     Contract maintenance charges                     (77,476)               (32,543)               (11,814)                 (481)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                360,117                325,185                 51,222                31,368
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease) in
               net assets                             420,489                346,609                 55,894                31,927


Net assets at beginning of period                     401,429                 54,820                 31,927                     -
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    821,918           $    401,429          $      87,821         $      31,927
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-13

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   AIM V.I. PREMIER EQUITY - CLASS I      ALGER AMERICAN LEVERAGED ALLCAP - CLASS O
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:

     Net investment income (loss)                $      2,620           $        482          $         (23)        $           -
     Realized gains (losses)                           (1,705)                   (11)                 3,761                    28
     Unrealized appreciation (depreciation)
        during the year                                13,620                  5,637                 29,838                 6,361
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      14,535                  6,108                 33,576                 6,389
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               143,276                 37,629                 51,548                25,402
     Transfers between subaccounts
        (including fixed account), net                108,217                 60,260                 84,374                32,736
     Transfers for contract
        benefits and terminations                      (8,658)                    (1)                  (937)                    -
     Contract maintenance charges                     (34,132)                (6,768)               (10,402)               (7,770)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                208,703                 91,120                124,583                50,368
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
              in net assets                           223,238                 97,228                158,159                56,757


Net assets at beginning of period                     110,723                 13,495                 66,643                 9,886
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    333,961           $    110,723          $     224,802         $      66,643
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-14

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   FEDERATED FUND FOR U.S. GOVERNMENT        FEDERATED HIGH INCOME BOND FUND II-
                                                             SECURITIES II                             PRIMARY SHARES
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $     30,109           $      7,357          $       7,512         $       2,079
     Realized gains (losses)                            1,225                    864                  2,972                     6
     Unrealized appreciation (depreciation)
        during the year                                (8,899)                 5,805                 (7,540)                7,276
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      22,435                 14,026                  2,944                 9,361
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
  Payments received from
     contract owners                                  579,818                251,103                105,539                47,762
  Transfers between subaccounts
     (including fixed account), net                   536,130                286,779               (102,579)               75,939
  Transfers for contract
     benefits and terminations                        (25,411)                     -                   (653)                    -
  Contract maintenance charges                       (127,532)               (54,750)               (12,403)               (9,316)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                963,005                483,132                (10,096)              114,385
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
              in net assets                           985,440                497,158                 (7,152)              123,746


Net assets at beginning of period                     618,130                120,972                145,518                21,772
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $  1,603,570           $    618,130          $     138,366         $     145,518
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-15

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                                                                     FIDELITY VIP GROWTH
                                               FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS      OPPORTUNITIES - SERVICE CLASS
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      1,157           $        376          $         943         $         230
     Realized gains (losses)                            1,022                    (31)                   217                    (3)
     Unrealized appreciation (depreciation)
        during the year                               138,754                 56,931                 15,689                 5,584
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                     140,933                 57,276                 16,849                 5,811
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               328,184                161,561                 67,731                56,294
     Transfers between subaccounts
        (including fixed account), net                183,275                276,809                 79,642                23,031
     Transfers for contract
        benefits and terminations                      (7,868)                  -                    (4,506)                  (10)
     Contract maintenance charges                     (65,555)               (28,101)               (22,758)               (7,580)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                438,036                410,269                120,109                71,735
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
              in net assets                           578,969                467,545                136,958                77,546


Net assets at beginning of period                     570,842                103,297                118,945                41,399
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $  1,149,811           $    570,842          $     255,903         $     118,945
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-16

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                  FIDELITY VIP GROWTH - SERVICE CLASS           LAZARD RETIREMENT SMALL CAP
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      1,831           $        104          $           -         $           -
     Realized gains (losses)                           (1,761)                  (107)                 9,050                     -
     Unrealized appreciation (depreciation)
        during the year                                45,443                 22,853                  3,322                     -
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      45,513                 22,850                 12,372                     -
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               354,524                152,512                 41,382                     -
     Transfers between subaccounts
        (including fixed account), net                 52,435                256,580                106,095                     -
     Transfers for contract
        benefits and terminations                      (7,435)                     -                 (4,540)                    -
      Contract maintenance charges                    (72,892)               (34,744)                (9,486)                    -
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 326,632               374,348                133,451                     -
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
              in net assets                           372,145                397,198                145,823                     -


Net assets at beginning of period                     451,926                 54,728                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    824,071           $    451,926          $     145,823         $           -
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-17

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                 LORD ABBETT BOND-DEBENTURE - CLASS VC     LORD ABBETT GROWTH AND INCOME - CLASS VC
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      7,861           $          -          $      13,719         $           -
     Realized gains (losses)                            1,730                      -                 84,356                     -
     Unrealized appreciation (depreciation)
        during the year                                (2,799)                     -                 (8,415)                    -
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       6,792                      -                 89,660                     -
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
        Payments received from
           contract owners                             37,677                      -                351,135                     -
        Transfers between subaccounts
           (including fixed account), net             128,177                      -              1,119,669                     -
        Transfers for contract
           benefits and terminations                     (534)                     -                (17,144)                    -
        Contract maintenance charges                   (7,882)                     -                (94,100)                    -
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                157,438                      -              1,359,560                     -
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
              in net assets                           164,230                      -              1,449,220                     -


Net assets at beginning of period                           -                      -                      -                     -
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    164,230           $          -          $   1,449,220         $           -
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-18

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                  LORD ABBETT MID-CAP VALUE - CLASS VC       MUTUAL SHARES SECURITIES - CLASS 2
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      1,218            $         -          $       3,688         $         819
     Realized gains (losses)                           16,660                      -                  2,053                    20
     Unrealized appreciation (depreciation)
        during the year                                 9,840                      -                 41,579                21,995
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      27,718                      -                 47,320                22,834
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                88,852                      -                143,557                58,115
     Transfers between subaccounts
        (including fixed account), net                203,134                      -                130,311               102,944
     Transfers for contract
        benefits and terminations                      (3,818)                     -                 (1,929)                   -
     Contract maintenance charges                     (25,894)                     -                (24,595)              (12,709)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                262,274                      -                247,344               148,350
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
              in net assets                           289,992                      -                294,664               171,184


Net assets at beginning of period                           -                      -                254,690                83,506
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    289,992           $          -          $     549,354         $     254,690
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-19

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                         PHOENIX MID-CAP GROWTH                   PHOENIX STRATEGIC THEME
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $          -           $          -          $           -         $           -
     Realized gains (losses)                               34                     (6)                    14                    12
     Unrealized appreciation (depreciation)
        during the year                                 5,377                  3,364                  1,020                   825
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       5,411                  3,358                  1,034                   837
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                60,968                 29,860                 18,174                10,733
     Transfers between subaccounts
        (including fixed account), net                 20,973                 34,786                  5,995                 8,877
     Transfers for contract
        benefits and terminations                           -                    (49)                     -                   (66)
     Contract maintenance charges                     (10,010)                (5,771)                (3,172)               (1,804)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 71,931                 58,826                 20,997                17,740
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                             77,342                 62,184                 22,031                18,577


Net assets at beginning of period                      67,396                  5,212                 23,749                 5,172
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    144,738           $     67,396          $      45,780         $      23,749
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-20

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-ABDERDEEN INTERNATIONAL                 PHOENIX-AIM GROWTH
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $     23,505           $      4,059          $           -         $         168
     Realized gains (losses)                              184                    121                     79                    31
     Unrealized appreciation (depreciation)
        during the year                                64,745                 23,905                 29,039                 8,825
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      88,434                 28,085                 29,118                 9,024
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               103,232                101,305                118,586               114,256
     Transfers between subaccounts
        (including fixed account), net                191,245                154,206                 39,027                75,799
     Transfers for contract
        benefits and terminations                      (2,378)                  (177)                (2,567)                  (71)
     Contract maintenance charges                     (32,002)               (10,064)               (32,421)              (23,611)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                260,097                245,270                122,625               166,373
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            348,531                273,355                151,743               175,397


Net assets at beginning of period                     292,217                 18,862                209,567                34,170
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    640,748           $    292,217          $     361,310         $     209,567
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-21

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-ALGER SMALL-CAP GROWTH      PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:

     Net investment income (loss)                $        (11)          $          -          $       1,513         $         456
     Realized gains (losses)                           30,427                    913                      1                    20
     Unrealized appreciation (depreciation)
        during the year                                15,143                  8,870                  5,275                 1,973
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      45,559                  9,783                  6,789                 2,449
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               140,022                 60,473                 51,603                 4,477
     Transfers between subaccounts
        (including fixed account), net                 78,279                 90,816                 60,333                42,766
     Transfers for contract
        benefits and terminations                      (5,904)                     -                   (155)                   (9)
     Contract maintenance charges                     (35,303)               (14,460)                (5,976)               (1,712)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                177,094                136,829                105,805                45,522
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            222,653                146,612                112,594                47,971


Net assets at beginning of period                     164,281                 17,669                 49,188                 1,217
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    386,934           $    164,281          $     161,782         $      49,188
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-22

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                             PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    ----------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $     20,918           $      6,613          $         319         $       2,401
     Realized gains (losses)                           72,011                 38,898                   (133)                  (81)
     Unrealized appreciation (depreciation)
        during the year                               117,805                 48,423                 18,740                 9,126
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                     210,734                 93,934                 18,926                11,446
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               409,351                208,185                 97,824               159,432
     Transfers between subaccounts
        (including fixed account), net                478,904                202,006                 89,701               127,913
     Transfers for contract
        benefits and terminations                      (9,604)                     -                 (1,396)                    -
     Contract maintenance charges                     (93,807)               (40,219)               (35,899)              (26,250)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                784,844                369,972                150,230               261,095
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            995,578                463,906                169,156               272,541


Net assets at beginning of period                     504,880                 40,974                321,185                48,644
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $  1,500,458           $    504,880          $     490,341         $     321,185
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-23

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                  PHOENIX-ENGEMANN GROWTH AND INCOME        PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $     13,156           $      5,230          $           -         $           -
     Realized gains (losses)                              332                     21                     75                   140
     Unrealized appreciation (depreciation)
        during the year                                48,932                 39,007                 22,981                17,430
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      62,420                 44,258                 23,056                17,570
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               394,881                288,451                 79,349                37,839
     Transfers between subaccounts
        (including fixed account), net                388,123                324,353                 75,922                95,616
     Transfers for contract
        benefits and terminations                     (12,644)                   (33)                  (477)                 (618)
     Contract maintenance charges                    (109,840)               (42,464)               (22,906)               (9,762)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                660,520                570,307                131,888               123,075
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            722,940                614,565                154,944               140,645


Net assets at beginning of period                     681,585                 67,020                156,303                15,658
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $  1,404,525           $    681,585          $     311,247         $     156,303
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-24


                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                 PHOENIX-ENGEMANN STRATEGIC ALLOCATION        PHOENIX-ENGEMANN VALUE EQUITY
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      8,369           $      3,031          $       3,891         $       1,225
     Realized gains (losses)                           11,120                  4,793                    379                     7
     Unrealized appreciation (depreciation)
        during the year                               (11,255)                   903                 11,897                18,494
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       8,234                  8,727                 16,167                19,726
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               159,756                 73,998                 99,273                53,383
     Transfers between subaccounts
        (including fixed account), net                107,625                 93,908                 70,805               138,986
     Transfers for contract
        benefits and terminations                      (1,269)                     -                 (7,391)                    -
     Contract maintenance charges                     (34,946)               (14,363)               (29,252)              (12,713)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                231,166                153,543                133,435               179,656
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            239,400                162,270                149,602               199,382


Net assets at beginning of period                     190,794                 28,524                226,848                27,466
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    430,194           $    190,794          $     376,450         $     226,848
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-25

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-GOODWIN MONEY MARKET       PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $     36,307           $      9,040          $      31,921         $      14,082
     Realized gains (losses)                                -                      -                   (378)                   31
     Unrealized appreciation (depreciation)
        during the year                                     -                      -                (14,098)                5,072
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      36,307                  9,040                 17,445                19,185
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                             5,986,451              7,051,910                275,998               132,806
     Transfers between subaccounts
        (including fixed account), net             (5,673,464)            (5,106,916)               212,061               231,607
     Transfers for contract
        benefits and terminations                    (407,166)                  (233)                (9,092)                    -
     Contract maintenance charges                    (309,521)              (273,793)               (46,817)              (22,271)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions               (403,700)             1,670,968                432,150               342,142
                                             ------------------     ------------------    -------------------    -------------------

           Total increase (decrease)
             in net assets                           (367,393)             1,680,008                449,595               361,327


Net assets at beginning of period                   2,468,584                788,576                391,684                30,357
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $  2,101,191           $  2,468,584          $     841,279         $     391,684
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-26

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-GOODWIN MULTI-SECTOR
                                                            SHORT TERM BOND                   PHOENIX-KAYNE RISING DIVIDENDS
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      4,348           $      1,361          $       1,572         $         546
     Realized gains (losses)                               22                      6                  1,024                     6
     Unrealized appreciation (depreciation)
        during the year                                (2,824)                   541                 (2,324)                  340
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       1,546                  1,908                    272                   892
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                50,011                 18,288                 36,421                16,317
     Transfers between subaccounts
        (including fixed account), net                 58,637                 22,556                 46,200                24,945
     Transfers for contract
        benefits and terminations                      (3,001)                   (32)                  (320)                   (4)
     Contract maintenance charges                      (6,885)                (2,444)                (7,512)               (3,662)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 98,762                 38,368                 74,789                37,596
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            100,308                 40,276                 75,061                38,488


Net assets at beginning of period                      49,197                  8,921                 42,638                 4,150
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    149,505           $     49,197          $     117,699         $      42,638
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-27

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                 PHOENIX-KAYNE SMALL-CAP QUALITY VALUE    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      1,324           $        208          $      17,232         $       5,970
     Realized gains (losses)                            3,352                    294                  8,759                 4,196
     Unrealized appreciation (depreciation)
        during the year                                 1,898                  4,177                 93,309                76,732
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       6,574                  4,679                119,300                86,898
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                39,397                  8,891                602,829               270,840
     Transfers between subaccounts
        (including fixed account), net                 34,545                  8,506                391,658               361,784
     Transfers for contract
        benefits and terminations                      (3,417)                   (13)               (27,396)                    -
     Contract maintenance charges                     (10,634)                (3,262)              (151,988)              (60,971)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 59,891                 14,122                815,103               571,653
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                             66,465                 18,801                934,403               658,551


Net assets at beginning of period                      30,062                 11,261                752,783                94,232
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $     96,527           $     30,062          $   1,687,186         $     752,783
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-28

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                         PHOENIX-NORTHERN DOW 30            PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      2,535           $        951          $          (6)        $       1,356
     Realized gains (losses)                               78                      9                    615                (1,294)
     Unrealized appreciation (depreciation)
        during the year                                  (457)                 2,625                  8,216                23,345
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       2,156                  3,585                  8,825                23,407
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               104,176                 69,293                 87,969                47,987
     Transfers between subaccounts
        (including fixed account), net                  2,419                 18,578                 52,039               128,756
     Transfers for contract
        benefits and terminations                        (856)                     -                (18,853)                  (81)
     Contract maintenance charges                     (27,843)                (9,074)               (30,991)              (15,127)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 77,896                 78,797                 90,164               161,535
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                             80,052                 82,382                 98,989               184,942


Net assets at beginning of period                     106,190                 23,808                244,453                59,511
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    186,242           $    106,190          $     343,442         $     244,453
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-29

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE  PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $        382           $        250          $          (2)        $           -
     Realized gains (losses)                           35,261                 14,252                 22,406                13,875
     Unrealized appreciation (depreciation)
        during the year                                (3,934)                10,800                  4,382                 7,017
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      31,709                 25,302                 26,786                20,892
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               161,937                 68,460                150,018                39,359
     Transfers between subaccounts
        (including fixed account), net                107,832                122,521                 96,409               106,140
     Transfers for contract
        benefits and terminations                      (4,123)                   (67)                (4,455)                    -
     Contract maintenance charges                     (36,414)               (16,079)               (22,610)               (9,137)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                229,232                174,835                219,362               136,362
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            260,941                200,137                246,148               157,254


Net assets at beginning of period                     225,181                 25,044                179,477                22,223
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    486,122           $    225,181          $     425,625         $     179,477
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-30

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       RYDEX VARIABLE TRUST JUNO                 RYDEX VARIABLE TRUST NOVA
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $          -           $          -          $         114         $          12
     Realized gains (losses)                             (586)                (3,500)                   204                   (37)
     Unrealized appreciation (depreciation)
        during the year                                  (799)                (2,326)                 1,328                 3,302
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      (1,385)                (5,826)                 1,646                 3,277
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                19,338                 37,177                 11,347                 9,468
     Transfers between subaccounts
        (including fixed account), net                 (3,500)               (13,603)                   (80)               14,801
     Transfers for contract
        benefits and terminations                        (714)                  (173)                  (280)                  (10)
     Contract maintenance charges                      (4,070)                (5,753)                (5,267)              (11,186)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 11,054                 17,648                  5,720                13,073
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                              9,669                 11,822                  7,366                16,350


Net assets at beginning of period                      21,497                  9,675                 29,613                13,263
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $     31,166           $     21,497          $      36,979         $      29,613
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-31

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                 RYDEX VARIABLE TRUST SECTOR ROTATION     SCUDDER VIT EQUITY 500 INDEX - CLASS A
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $          -           $          -          $      11,641         $       4,682
     Realized gains (losses)                                7                      4                    601                  (144)
     Unrealized appreciation (depreciation)
        during the year                                 2,912                  1,225                 36,189                41,255
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       2,919                  1,229                 48,431                45,793
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                10,918                  8,651                318,193               236,185
     Transfers between subaccounts
        (including fixed account), net                 16,628                  1,960                230,031               298,285
     Transfers for contract
        benefits and terminations                        (275)                    (1)                (8,015)                   (4)
     Contract maintenance charges                      (2,429)                  (663)               (81,646)              (48,851)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 24,842                  9,947                458,563               485,615
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                             27,761                 11,176                506,994               531,408


Net assets at beginning of period                      12,520                  1,344                634,474               103,066
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $     40,281           $     12,520          $   1,141,468         $     634,474
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-32

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                          TECHNOLOGY - CLASS I             TEMPLETON FOREIGN SECURITIES - CLASS 2
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $        (11)          $          -          $       4,506         $         639
     Realized gains (losses)                                5                    237                   (284)                   88
     Unrealized appreciation (depreciation)
        during the year                                 1,380                    431                 43,003                25,088
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                       1,374                    668                 47,225                25,815
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                                42,437                 17,349                205,246                77,633
     Transfers between subaccounts
        (including fixed account), net                 30,046                  9,930                178,024                86,315
     Transfers for contract
        benefits and terminations                        (627)                  (245)               (10,988)                  (10)
     Contract maintenance charges                     (10,209)                (2,911)               (45,644)              (12,838)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                 61,647                 24,123                326,638               151,100
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                             63,021                 24,791                373,863               176,915


Net assets at beginning of period                      28,805                  4,014                210,422                33,507
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $     91,826           $     28,805          $     584,285         $     210,422
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-33

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                 TEMPLETON GROWTH SECURITIES - CLASS 2          WANGER INTERNATIONAL SELECT
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      3,819           $      1,664          $         814         $          22
     Realized gains (losses)                               69                    (36)                    91                    34
     Unrealized appreciation (depreciation)
        during the year                                30,714                 24,089                 17,610                 3,843
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                      34,602                 25,717                 18,515                 3,899
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               144,361                 37,536                 53,433                11,415
     Transfers between subaccounts
        (including fixed account), net                 92,647                 76,046                 77,216                17,478
     Transfers for contract
        benefits and terminations                      (3,023)                     -                 (3,867)                    -
     Contract maintenance charges                     (26,853)               (10,609)               (11,772)               (3,499)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                207,132                102,973                115,010                25,394
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            241,734                128,690                133,525                29,293


Net assets at beginning of period                     235,951                107,261                 32,537                 3,244
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $    477,685           $    235,951          $     166,062         $      32,537
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-34

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     WANGER INTERNATIONAL SMALL CAP                    WANGER SELECT
                                                               SUBACCOUNT                                SUBACCOUNT
                                                 -------------------------------------    --------------------------------------
                                                       2005                 2004                   2005                  2004
                                                       ----                 ----                  ------                ------
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $      9,000           $        504          $           -         $          (1)
     Realized gains (losses)                            3,475                    (32)                 9,047                   152
     Unrealized appreciation (depreciation)
        during the year                               206,383                 58,935                  8,336                15,654
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  from operations                                     218,858                 59,407                 17,383                15,805
                                             ------------------     ------------------    -------------------    -------------------

Contract transactions:
     Payments received from
        contract owners                               354,543                133,512                 88,728                36,048
     Transfers between subaccounts
        (including fixed account), net                435,982                210,674                 (7,410)               56,930
     Transfers for contract
        benefits and terminations                      (5,362)                  (186)                   (97)                  (33)
     Contract maintenance charges                     (74,904)               (28,061)               (15,550)              (10,769)
                                             ------------------     ------------------    -------------------    -------------------

Net increase (decrease) in net assets
  resulting from contract transactions                710,259                315,939                 65,671                82,176
                                             ------------------     ------------------    -------------------    -------------------
           Total increase (decrease)
             in net assets                            929,117                375,346                 83,054                97,981


Net assets at beginning of period                     416,969                 41,623                125,172                27,191
                                             ------------------     ------------------    -------------------    -------------------
Net assets at end of period                      $  1,346,086           $    416,969          $     208,226         $     125,172
                                             ==================     ==================    ===================    ===================


                        See Notes to Financial Statements
                                      SA-35

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     WANGER U.S. SMALLER COMPANIES
                                                               SUBACCOUNT
                                                 -------------------------------------
                                                       2005                 2004
                                                       ----                 ----
Increase (decrease) in net assets
  from operations:
     Net investment income (loss)                $          -           $         (1)
     Realized gains (losses)                              492                    (69)
     Unrealized appreciation (depreciation)
        during the year                                48,878                 33,418
                                             ------------------     ------------------

Net increase (decrease) in net assets
      from operations                                  49,370                 33,348
                                             ------------------     ------------------

Contract transactions:
     Payments received from
        contract owners                               219,062                 80,424
     Transfers between subaccounts
        (including fixed account), net                 98,386                179,035
     Transfers for contract
        benefits and terminations                      (3,254)                   (19)
     Contract maintenance charges                     (46,389)               (26,790)
                                             ------------------     ------------------

Net increase (decrease) in net assets
  resulting from contract transactions                267,805                232,650
                                             ------------------     ------------------
           Total increase (decrease)
             in net assets                            317,175                265,998


Net assets at beginning of period                     298,752                 32,754
                                             ------------------     ------------------
Net assets at end of period                      $    615,927           $    298,752
                                             ==================     ==================


                        See Notes to Financial Statements
                                      SA-36

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION
The PHLVIC Variable Universal Life Account (the "Separate Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established September 10, 1998. The Separate Account currently consists of 47 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

---------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
---------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I
---------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
---------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
---------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
---------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
---------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
---------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
---------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
---------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
---------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
---------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
---------------------------------------------------------------------------
Phoenix Strategic Theme Series
---------------------------------------------------------------------------
Phoenix-Aberdeen International Series
---------------------------------------------------------------------------
Phoenix-AIM Growth Series
---------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
---------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
---------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
---------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
---------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
---------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series
---------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series
---------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
---------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
---------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
---------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
---------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund- Class A
---------------------------------------------------------------------------
Technology Portfolio - Class I (included in Universal Institutional
Funds, Inc. funds)
---------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------




Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                             PURCHASES                     SALES
----------                                                             ---------                     -----
      AIM V.I. Capital Appreciation Fund - Class I                    $    545,148                 $    184,563
      AIM V.I. Mid Cap Core Equity Fund - Class I                           73,347                       19,431
      AIM V.I. Premier Equity Fund - Class I                               354,656                      143,333
      Alger American Leveraged AllCap Portfolio - Class O                  209,991                       85,431
      Federated Fund for U.S. Government Securities II                   1,418,613                      425,498
      Federated High Income Bond Fund II - Primary Shares                  139,422                      142,006
      Fidelity VIP Contrafund(R) Portfolio - Service Class                 617,709                      178,411
      Fidelity VIP Growth Opportunities Portfolio - Service Class          162,971                       41,920
      Fidelity VIP Growth Portfolio - Service Class                        580,184                      251,720
      Lazard Retirement Small Cap Portfolio                                157,734                       15,325
      Lord Abbett Bond-Debenture Portfolio - Class VC                      175,876                        8,858
      Lord Abbett Growth and Income Portfolio - Class VC                 1,606,679                      149,441
      Lord Abbett Mid-Cap Value Portfolio - Class VC                       313,872                       33,736
      Mutual Shares Securities Fund - Class 2                              346,884                       94,462
      Phoenix Mid-Cap Growth Series                                         82,357                       10,426
      Phoenix Strategic Theme Series                                        24,031                        3,035
      Phoenix-Aberdeen International Series                                339,090                       55,488
      Phoenix-AIM Growth Series                                            167,588                       44,963
      Phoenix-Alger Small-Cap Growth Series                                301,329                       92,123
      Phoenix-Alliance/Bernstein Enhanced Index Series                     115,127                        7,810
      Phoenix-Duff & Phelps Real Estate Securities Series                1,152,803                      278,314
      Phoenix-Engemann Capital Growth Series                               289,332                      138,783
      Phoenix-Engemann Growth and Income Series                            847,964                      174,288
      Phoenix-Engemann Small-Cap Growth Series                             155,002                       23,115
      Phoenix-Engemann Strategic Allocation Series                         296,517                       46,006
      Phoenix-Engemann Value Equity Series                                 196,044                       58,717
      Phoenix-Goodwin Money Market Series                                6,380,500                    6,748,104
      Phoenix-Goodwin Multi-Sector Fixed Income Series                     669,489                      205,418
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                  116,048                       12,938
      Phoenix-Kayne Rising Dividends Series                                 99,512                       22,380
      Phoenix-Kayne Small-Cap Quality Value Series                          86,495                       21,896
      Phoenix-Lazard International Equity Select Series                  1,288,128                      448,067
      Phoenix-Northern Dow 30 Series                                       115,893                       35,461
      Phoenix-Northern Nasdaq-100 Index(R) Series                          174,278                       84,120
      Phoenix-Sanford Bernstein Mid-Cap Value Series                       332,173                       67,941
      Phoenix-Sanford Bernstein Small-Cap Value Series                     288,942                       47,364
      Rydex Variable Trust Juno Fund                                        19,284                        8,230
      Rydex Variable Trust Nova Fund                                        11,898                        6,064
      Rydex Variable Trust Sector Rotation Fund                             27,587                        2,745
      Scudder VIT Equity 500 Index Fund - Class A                          590,455                      120,251
      Technology Portfolio - Class I                                        77,005                       15,369
      Templeton Foreign Securities Fund - Class 2                          471,513                      140,369
      Templeton Growth Securities Fund - Class 2                           248,599                       37,649
      Wanger International Select                                          137,391                       21,567
      Wanger International Small Cap                                       969,281                      250,021
      Wanger Select                                                        155,924                       83,205
      Wanger U.S. Smaller Companies                                        337,966                       70,160
                                                                     --------------              ---------------
                                                                      $ 23,268,631                 $ 11,156,522
                                                                     ==============              ===============

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                           -------------------------------------------------------------------------
The changes in units outstanding were as follows:            For period ended December 31, 2005  For period ended December 31, 2004
                                                              UNITS       UNITS    NET INCREASE   UNITS      UNITS     NET INCREASE
SUBACCOUNT                                                    ISSUED    REDEEMED    (DECREASE)    ISSUED    REDEEMED    (DECREASE)
----------                                                    ------    --------    ----------    ------    --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                  234,334     (82,166)     152,168    162,324     (21,220)      141,104
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                    67,834     (19,011)      48,823     31,856        (478)       31,378
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                        152,094     (63,922)      88,172     48,443      (7,034)       41,409
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O            97,269     (37,229)      60,040     27,165      (3,572)       23,593
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II              655,897    (202,908)     452,989    270,529     (49,462)      221,067
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares            48,796     (52,765)      (3,969)    52,697      (7,775)       44,922
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class          223,561     (66,720)     156,841    182,111     (15,004)      167,107
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class    70,472     (19,476)      50,996     34,060      (4,033)       30,027
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                 256,078    (115,284)     140,794    191,080     (22,364)      168,716
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                         146,554     (14,299)     132,255          -           -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC               167,990      (8,705)     159,285          -           -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC          1,515,314    (146,447)   1,368,867          -           -             -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                297,636     (32,123)     265,513          -           -             -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                       137,873     (37,462)     100,411     68,270      (5,743)       62,527
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                  37,750      (4,914)      32,836     31,368      (2,986)       28,382
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                 10,159      (1,243)       8,916      8,433        (847)        7,586
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         108,415     (20,277)      88,138    100,552      (5,332)       95,220
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      75,218     (20,800)      54,418     95,513     (18,152)       77,361
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          88,092     (31,207)      56,885     53,749      (7,460)       46,289
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               46,472      (3,207)      43,265     20,337        (958)       19,379
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           298,946     (77,698)     221,248    145,655     (22,145)      123,510
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        118,921     (57,805)      61,116    120,286     (11,387)      108,899
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     342,350     (74,919)     267,431    270,997     (27,378)      243,619
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       49,273      (7,643)      41,630     52,013      (6,885)       45,128
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                  113,782     (19,778)      94,004     73,041      (8,106)       64,935
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                           81,542     (25,722)      55,820     90,892      (6,945)       83,947
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         3,377,266  (3,542,461)    (165,195) 3,732,349  (2,913,238)      819,111
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              256,612     (79,941)     176,671    150,948     (13,626)      137,322
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           104,583     (11,952)      92,631     41,490      (4,796)       36,694
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          51,436      (9,835)      41,601     17,395      (1,585)       15,810
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   26,210      (7,082)      19,128      6,769      (1,560)        5,209
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series             456,466    (166,998)     289,468    258,112     (34,714)      223,398
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 49,332     (15,312)      34,020     37,638      (4,035)       33,603
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    61,602     (29,397)      32,205     77,816     (19,329)       58,487
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                105,396     (25,702)      79,694     75,496      (9,007)       66,489
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               90,205     (17,122)      73,083     54,743      (3,691)       51,052
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                 21,323      (9,286)      12,037     72,075     (58,490)       13,585
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                  8,632      (4,342)       4,290     19,967      (9,699)       10,268
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                      19,847      (2,032)      17,815      9,232        (652)        8,580
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A                   236,738     (51,857)     184,881    264,333     (58,944)      205,389
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                                 34,007      (6,411)      27,596     15,391      (5,595)        9,796
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                   182,111     (54,705)     127,406     77,504     (12,862)       64,642
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                     92,076     (14,691)      77,385     49,195      (6,656)       42,539
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                    48,857      (7,253)      41,604     10,630      (1,592)        9,038
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                291,970     (73,596)     218,374    125,576     (13,655)      111,921
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                  48,957     (28,283)      20,674     36,235      (5,939)       30,296
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 107,783     (23,322)      84,461    101,136     (14,984)       86,152
------------------------------------------------------------------------------------------------------------------------------------

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                  Total
                Units         Fair Value         Assets     Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I
    2005            317     1.16  to      2.65     822         0.08%           -  to   0.48%       8.84%  to     10.64%
    2004            165     2.43  to      2.43     402            -            -  to      -        6.63%  to      6.63%
    2003(16)         24     2.28  to      2.28      54            -            -  to      -        2.46%  to     32.26%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005             80     1.10  to      1.10      88         0.66%           -  to      -        7.62%  to      7.62%
    2004(29)         31     1.02  to      1.02      32         1.79%           -  to      -        1.98%  to      1.98%
    2003              -        -  to         -       -            -            -  to      -           -   to         -
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

AIM V.I. Premier Equity Fund - Class I

    2005            136     2.46  to      2.46     334         1.22%           -  to      -        5.65%  to      5.65%
    2004             47     2.33  to      2.33     111         1.03%           -  to      -        5.77%  to      5.77%
    2003              6     2.20  to      2.20      14         4.22%           -  to      -        3.72%  to     25.08%
    2002(7)           0+    1.76  to      1.76       0++       1.52%           -  to      -        1.84%  to      1.84%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Alger American Leveraged AllCap Portfolio - Class O

    2005             88     1.19  to      2.71     225            -            -  to   0.48%      13.23%  to     14.45%
    2004             28     2.37  to      2.37      67            -            -  to      -        8.19%  to      8.19%
    2003              4     2.19  to      2.19       9            -            -  to      -        1.59%  to     34.72%
    2002(6)           0+    1.63  to      1.63       1            -            -  to      -       (1.42%) to     (1.42%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Federated Fund for U.S. Government Securities II

    2005            730     1.01  to      2.27   1,604         2.97%           -  to   0.48%       0.17%  to      2.03%
    2004            278     2.23  to      2.23     618         2.24%           -  to      -        3.61%  to      3.61%
    2003             57     2.15  to      2.15     121         0.74%           -  to      -        2.37%  to      2.37%
    2002(5)           1     2.10  to      2.10       2            -            -  to      -        0.93%  to      1.78%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Federated High Income Bond Fund II - Primary Shares

    2005             50     2.78  to      2.78     138         6.75%           -  to      -        2.66%  to      2.66%
    2004             54     2.70  to      2.70     146         2.77%           -  to      -       10.46%  to     10.46%
    2003(14)          8     2.45  to      2.45      22         1.42%           -  to      -       12.22%  to     19.68%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005            368     1.19  to      3.16   1,150         0.14%           -  to   0.48%     (0.48%)  to     16.85%
    2004            211     2.70  to      2.70     571         0.14%           -  to      -      15.34%   to     15.34%
    2003(16)         44     2.34  to      2.34     103         0.01%           -  to      -       1.72%   to     32.46%
    2002              -        -  to         -       -            -            -  to      -          -    to         -
    2001              -        -  to         -       -            -            -  to      -          -    to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                 Total
                Units         Fair Value        Assets      Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005             99     1.15  to      2.71     256         0.60%           -  to   0.48%       8.84%  to      8.86%
    2004             48     2.49  to      2.49     119         0.35%           -  to      -        7.06%  to      7.06%
    2003             18     2.32  to      2.32      41         0.04%           -  to      -       29.66%  to     33.54%
    2002(11)          0+    1.79  to      1.79       0++          -               to      -       (2.74%) to     (2.74%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Fidelity VIP Growth Portfolio - Service Class

    2005            334     1.13  to      2.48     824         0.29%           -  to   0.48%       5.67%  to      5.96%
    2004            193     2.34  to      2.34     452         0.05%           -  to      -        3.26%  to      3.26%
    2003             24     2.27  to      2.27      54         0.01%           -  to      -       32.78%  to     40.55%
    2002(6)           0+    1.71  to      1.71       0++          -            -  to      -        6.24%  to      6.24%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Lazard Retirement Small Cap Portfolio

    2005(30)        132     1.10  to      1.10     146            -            -  to      -       12.59%  to     12.59%
    2004              -        -  to         -       -            -            -  to      -           -   to         -
    2003              -        -  to         -       -            -            -  to      -           -   to         -
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(30)        159     1.03  to      1.03     164         8.22%           -  to      -        5.33%  to      5.33%
    2004              -        -  to         -       -            -            -  to      -           -   to         -
    2003              -        -  to         -       -            -            -  to      -           -   to         -
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(30)      1,369     1.06  to      1.08   1,449         1.72%           -  to   0.48%       5.53%  to      7.89%
    2004              -        -  to         -       -            -            -  to      -           -   to         -
    2003              -        -  to         -       -            -            -  to      -           -   to         -
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(30)        266     1.09  to      1.09     290         0.76%           -  to      -       13.98%  to     13.98%
    2004              -        -  to         -       -            -            -  to      -           -   to         -
    2003              -        -  to         -       -            -            -  to      -           -   to         -
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Mutual Shares Securities Fund - Class 2

    2005            200     1.11  to      2.84     549         0.94%           -  to   0.48%       8.28%  to     10.55%
    2004             99     2.57  to      2.57     255         0.60%           -  to      -       12.63%  to     12.63%
    2003(21)         37     2.28  to      2.28      84         0.08%           -  to      -        2.97%  to     27.81%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                  Total
                Units         Fair Value        Assets      Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005             64     2.27  to      2.27     145            -            -  to      -        4.18%  to      4.18%
    2004             31     2.18  to      2.18      67            -            -  to      -        6.72%  to      6.72%
    2003              3     2.04  to      2.04       5            -            -  to      -       28.83%  to     28.83%
    2002(5)           0+    1.58  to      1.58       0++          -            -  to      -       (4.60%) to     (2.84%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix Strategic Theme Series

    2005             19     2.44  to      2.44      46            -            -  to      -        1.18%  to      1.18%
    2004             10     2.41  to      2.41      24            -            -  to      -        3.41%  to      5.44%
    2003              2     2.29  to      2.29       5            -            -  to      -       37.26%  to     37.26%
    2002(5)           1     1.67  to      1.67       1            -            -  to      -       (3.71%) to     (3.71%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Aberdeen International Series

    2005            191     1.21  to      3.36     641         5.47%           -  to   0.48%      18.57%  to     19.04%
    2004            103     2.83  to      2.83     292         5.12%           -  to      -       20.78%  to     20.78%
    2003              8     2.34  to      2.34      19         2.67%           -  to      -       31.86%  to     31.86%
    2002(7)           0+    1.78  to      1.78       0++       5.17%           -  to      -        0.19%  to      5.56%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-AIM Growth Series

    2005            148     2.45  to      2.45     361            -            -  to      -        8.85%  to      8.85%
    2004             93     2.25  to      2.25     210         0.17%           -  to      -        4.21%  to      4.21%
    2003             16     2.16  to      2.16      34            -            -  to      -       20.82%  to     20.82%
    2002(5)           0+    1.79  to      1.79       1            -            -  to      -       (5.39%) to     (2.05%)
    2001              -        -  to         -       -            -            -  to      -               to         -

Phoenix-Alger Small-Cap Growth Series

    2005            109     1.25  to      3.65     387            -            -  to   0.48%      15.20%  to     15.64%
    2004             52     3.16  to      3.16     164            -            -  to      -        2.12%  to      2.12%
    2003(20)          5     3.09  to      3.09      17            -            -  to      -       (1.28%) to     61.38%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Alliance/Bernstein Enhanced Index Series

    2005             63     2.56  to      2.56     162         1.54%           -  to      -        3.69%  to     10.73%
    2004             20     2.47  to      2.47      49         3.44%           -  to      -        9.84%  to      9.84%
    2003(28)          1     2.25  to      2.25       1         4.74%           -  to      -        6.06%  to      6.06%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            360     1.21  to      4.19   1,500         1.85%           -  to   0.48%      10.45%  to     15.10%
    2004            139     3.64  to      3.64     505         2.81%           -  to      -       34.69%  to     35.08%
    2003             15     2.70  to      2.70      41         4.22%           -  to      -       38.27%  to     38.27%
    2002(5)           1     1.96  to      1.96       2         5.17%           -  to      -       (0.23%) to     (0.23%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)


                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit            Net       Investment          Expense                   Total
                Units         Fair Value        Assets      Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005            191     2.57  to      2.57     490         0.09%           -  to      -        3.71%  to      3.71%
    2004            130     2.48  to      2.48     321         1.32%           -  to      -        4.97%  to      4.97%
    2003             20     2.36  to      2.36      49         0.01%           -  to      -       20.55%  to     26.49%
    2002(11)          0+    1.87  to      1.87       0++          -            -  to      -       (4.67%) to     (4.67%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Engemann Growth and Income Series

    2005            541     1.09  to      2.61   1,405         1.24%           -  to   0.48%       4.06%  to      4.80%
    2004            273     2.49  to      2.49     681         1.99%           -  to      -       10.48%  to     10.48%
    2003             30     2.26  to      2.26      67         1.94%           -  to      -       27.46%  to     31.16%
    2002(11)          0+    1.77  to      1.77       0++       3.72%           -  to      -       (2.20%) to     (2.20%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Engemann Small-Cap Growth Series

    2005             92     3.37  to      3.37     311            -            -  to      -        9.34%  to      9.34%
    2004             51     3.08  to      3.08     156            -            -  to      -        7.16%  to      9.69%
    2003(18)          6     2.81  to      2.81      16            -            -  to      -       57.84%  to     57.84%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Engemann Strategic Allocation Series

    2005            171     2.51  to      2.51     430         2.51%           -  to      -        1.79%  to     1.79%
    2004             77     2.47  to      2.47     190         3.56%           -  to      -        7.46%  to     7.46%
    2003(17)         13     2.30  to      2.30      29         6.91%           -  to      -        2.68%  to    21.36%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Engemann Value Equity Series

    2005            153     2.46  to      2.46     376         1.39%           -  to      -        5.43%  to      5.43%
    2004             97     2.33  to      2.33     226         1.49%           -  to      -       12.91%  to     12.91%
    2003             14     2.07  to      2.07      27         1.01%           -  to      -       23.87%  to     23.87%
    2002(10)          0+    1.67  to      1.67       0++       3.96%           -  to      -       (0.74%) to      5.07%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Goodwin Money Market Series

    2005          1,043     1.02  to      2.10   2,101         2.44%           -  to   0.48%       1.64%  to      2.58%
    2004          1,208     2.04  to      2.04   2,468         0.87%           -  to      -        0.79%  to      0.79%
    2003            389     2.03  to      2.03     789         0.62%           -  to      -        0.68%  to      0.68%
    2002(4)          33     2.01  to      2.01      67         1.13%           -  to      -        0.32%  to      0.40%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005            326     1.02  to      2.66     841         5.14%           -  to   0.48%       1.57%  to      1.78%
    2004            150     2.62  to      2.62     392         7.48%           -  to      -        6.84%  to      6.84%
    2003             12     2.45  to      2.45      30         8.70%           -  to      -       14.58%  to     14.58%
    2002(9)           1     2.14  to      2.14       1         9.21%           -  to      -        3.17%  to      4.15%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                  Total
                Units         Fair Value         Assets     Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            138     1.02  to      1.10     150         4.26%           -  to   0.48%       0.40%  to      1.36%
    2004             46     1.08  to      1.08      49         4.98%           -  to      -        5.33%  to      5.33%
    2003(26)          9     1.03  to      1.03       9        14.90%           -  to      -        2.25%  to      4.94%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Kayne Rising Dividends Series

    2005             59     1.03  to      2.40     118         2.43%           -  to   0.48%      (0.92%) to      2.16%
    2004             18     2.42  to      2.42      42         3.07%           -  to      -        2.78%  to      5.26%
    2003(19)          2     2.30  to      2.30       4         1.54%           -  to      -       26.06%  to     26.06%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Kayne Small-Cap Quality Value Series

    2005             29     3.33  to      3.33      97         2.07%           -  to      -        9.10%  to      9.10%
    2004             10     3.05  to      3.05      30         1.13%           -  to      -       25.68%  to     25.68%
    2003(19)          5     2.43  to      2.43      11         3.87%           -  to      -       34.08%  to     34.08%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Lazard International Equity Select Series

    2005            551     1.09  to      3.13   1,687         1.48%           -  to   0.48%       8.65%  to      9.87%
    2004            262     2.88  to      2.88     753         1.79%           -  to      -       15.86%  to     15.86%
    2003(22)         38     2.49  to      2.49      95         2.20%           -  to      -       10.57%  to     34.26%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Northern Dow 30 Series

    2005             78     1.06  to      2.44     186         1.97%           -  to   0.48%       0.76%  to      1.05%
    2004             44     2.42  to      2.42     106         2.21%           -  to      -        4.67%  to      4.67%
    2003(12)         10     2.31  to      2.32      24         2.80%           -  to      -       25.29%  to     27.40%
    2002              -        -  to         -       -        13.63%           -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005            112     1.15  to      3.10     343            -            -  to   0.48%       1.24%  to      9.76%
    2004             80     3.06  to      3.06     245         1.11%           -  to      -       10.04%  to     10.04%
    2003(15)         21     2.78  to      2.78      59            -            -  to      -       32.15%  to     48.60%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005            156     1.14  to      3.16     486         0.11%           -  to   0.48%       6.98%  to      7.73%
    2004             76     2.93  to      2.93     225         0.28%           -  to      -       20.41%  to     20.41%
    2003             10     2.44  to      2.44      26         0.50%           -  to      -       40.97%  to     40.97%
    2002(5)           1     1.73  to      1.73       1         3.30%           -  to      -       (1.48%) to      3.50%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                  Total
                Units         Fair Value         Assets     Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005            133     1.16  to      3.20     426            -            -  to   0.48%       5.09%  to      7.46%
    2004             60     2.98  to      2.98     179            -            -  to      -       22.67%  to     22.67%
    2003              9     2.43  to      2.43      22            -            -  to      -       11.33%  to     43.86%
    2002(5)           1     1.69  to      1.69       2         2.57%           -  to      -       (1.96%) to     (1.96%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Rydex Variable Trust Juno Fund

    2005             35     0.90  to      0.90      31            -            -  to      -       (5.24%) to     (5.24%)
    2004             23     0.95  to      0.95      22            -            -  to      -      (10.67%) to    (10.67%)
    2003(25)          9     1.06  to      1.06      10            -            -  to      -       (4.54%) to      5.08%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Rydex Variable Trust Nova Fund

    2005             25     1.12  to      1.46      37         0.33%           -  to   0.48%      (1.98%) to      3.96%
    2004             21     1.40  to      1.40      30         0.05%           -  to      -        0.85%  to     14.62%
    2003(24)         11     1.22  to      1.22      13            -            -  to      -       18.98%  to     18.98%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Rydex Variable Trust Sector Rotation Fund

    2005             28     1.46  to      1.46      40            -            -  to      -       13.71%  to     13.71%
    2004             10     1.29  to      1.29      12            -            -  to      -        1.00%  to     10.71%
    2003(27)          1     1.16  to      1.16       1            -            -  to      -        4.24%  to      4.24%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Scudder VIT Equity 500 Index Fund - Class A

    2005            435     1.09  to      2.65   1,141         1.35%           -  to   0.48%       4.68%  to      4.85%
    2004            250     2.53  to      2.53     634         1.17%           -  to      -       10.59%  to     10.59%
    2003             45     2.29  to      2.29     103         0.11%           -  to      -       28.16%  to     31.00%
    2002(10)          0+    1.79  to      1.79       0++       7.51%           -  to      -       (2.34%) to     (2.34%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Technology Portfolio - Class I

    2005             39     1.14  to      2.53      92            -            -  to   0.48%      (0.28%) to      6.60%
    2004             11     2.54  to      2.54      29            -            -  to      -       (1.64%) to     (1.64%)
    2003              2     2.58  to      2.58       4            -            -  to      -       47.77%  to     47.77%
    2002(8)           0+    1.75  to      1.75       0++          -            -  to      -       22.89%  to     22.89%
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Templeton Foreign Securities Fund - Class 2

    2005            207     1.12  to      2.91     584         1.14%           -  to   0.48%      10.17%  to     11.06%
    2004             79     2.64  to      2.64     210         0.68%           -  to      -       18.53%  to     18.53%
    2003             15     2.23  to      2.23      34         0.97%           -  to      -       30.82%  to     32.21%
    2002(11)          0+    1.69  to      1.69       -            -            -  to      -       (1.36%) to     (1.36%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                          At December 31,                              For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                  Total
                Units         Fair Value        Assets      Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

    2005            167     2.85  to      2.85     478         1.09%           -  to      -        8.86%  to      8.86%
    2004             90     2.62  to      2.62     236         1.13%           -  to      -       13.19%  to     16.03%
    2003(20)         47     2.26  to      2.26     107         0.31%           -  to      -       46.06%  to     46.06%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Wanger International Select

    2005             52     1.16  to      3.67     166         0.89%           -  to   0.48%      15.60%  to     16.43%
    2004             10     3.15          3.16      32         0.18%           -  to      -       21.36%  to     24.34%
    2003(23)          1     2.54  to      2.54       3            -            -  to      -       31.84%  to     31.84%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Wanger International Small Cap

    2005            347     1.17  to      3.94   1,346         0.88%           -  to   0.48%      17.63%  to     21.53%
    2004            129     3.24  to      3.24     417         0.31%           -  to      -       30.27%  to     30.27%
    2003(16)         17     2.49  to      2.49      42         0.01%           -  to      -        9.21%  to     49.77%
    2002              -        -  to         -       -            -            -  to      -           -   to         -
    2001              -        -  to         -       -            -            -  to      -           -   to         -

Wanger Select

    2005             62     3.38  to      3.38     208            -            -  to      -       10.49%  to     10.49%
    2004             41     3.06  to      3.06     125            -            -  to      -       19.31%  to     19.31%
    2003             10     2.57  to      2.57      28            -            -  to      -        2.43%  to     30.73%
    2002(13)          1     1.96  to      1.96       2            -            -  to      -       (0.42%) to     (0.42%)
    2001              -        -  to         -       -            -            -  to      -           -   to         -

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                           At December 31,                             For the periods ended December 31,
              -----------------------------------------    ------------------------------------------------------------
                                 Unit             Net     Investment           Expense                   Total
                Units         Fair Value         Assets     Income            Ratio (2)               Return (3)
               (000's)   (Lowest  to  Highest)  (000's)    Ratio (1)     (Lowest  to  Highest)   (Lowest  to  Highest)
              -----------------------------------------    ------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005            183     3.36  to      3.36     616            -            -  to      -       11.25%  to     11.25%
    2004             99     3.02  to      3.02     299            -            -  to      -       18.33%  to     18.33%
    2003             13     2.55  to      2.55      33            -            -  to      -       35.95%  to     43.22%
    2002(6)           0+    1.78  to      1.78       1            -            -  to      -       12.18%  to     12.18%
    2001              -        -  to         -       -            -            -  to      -           -   to         -




(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1)  The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3)  The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.


(4) From inception September 3, 2002 to December 31, 2002.              (18) From inception February 28, 2003 to December 31, 2003.

(5) From inception September 4, 2002 to December 31, 2002.              (19) From inception March 3, 2003 to December 31, 2003.

(6) From inception September 24, 2002 to December 31, 2002.             (20) From inception March 14, 2003 to December 31, 2003.

(7) From inception September 26, 2002 to December 31, 2002.             (21) From inception March 19, 2003 to December 31, 2003.

(8) From inception September 30, 2002 to December 31, 2002.             (22) From inception March 20, 2003 to December 31, 2003.

(9) From inception October 2, 2002 to December 31, 2002.                (23) From inception May 27, 2003 to December 31, 2003.

(10) From inception October 3, 2002 to December 31, 2002.               (24) From inception June 4, 2003 to December 31, 2003.

(11) From inception November 7, 2002 to December 31, 2002.              (25) From inception June 30, 2003 to December 31, 2003.

(12) From inception November 27, 2002 to December 31, 2002.             (26) From inception August 8, 2003 to December 31, 2003.

(13) From inception December 20, 2002 to December 31, 2002.             (27) From inception October 27, 2003 to December 31, 2003.

(14) From inception January 21, 2003 to December 31, 2003.              (28) From inception November 10, 2003 to December 31, 2003.

(15) From inception January 27, 2003 to December 31, 2003.              (29) From inception December 3, 2004 to December 31, 2004.

(16) From inception January 28, 2003 to December 31, 2003.              (30) From inception April 29, 2005 to December 31, 2005.

(17) From inception February 3, 2003 to December 31, 2003.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - POLICY LOANS
Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with interest of [4 % due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A)   Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $2,018,403 and $975,705 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

        Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy face amount and policy duration may vary, the administrative charge may also vary.

        Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

        Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

        Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)   Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)   Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $696. This expense is taken out as a reduction of unit values or redemption of units depending on your contract terms.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[logo]PricewaterhouseCoopers

To the Board of Directors of PHL Variable Insurance Company and Participants of PHLVIC Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHLVIC Variable Universal Life Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                               TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------

Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2005 and 2004............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2005, 2004 and 2003....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-20

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM






To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                                         PHL VARIABLE INSURANCE COMPANY
                                                 BALANCE SHEET
                                      ($ in thousands, except share data)
                                           DECEMBER 31, 2005 AND 2004

                                                                                                  2005            2004
                                                                                             --------------- ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,789,491   $   3,075,379
Available-for-sale equity securities, at fair value.......................................              --             261
Policy loans, at unpaid principal balances................................................           8,171           2,486
Other invested assets.....................................................................           1,129           4,393
                                                                                              -------------- ---------------
Total investments.........................................................................       2,798,791       3,082,519
Cash and cash equivalents.................................................................          25,818          39,598
Accrued investment income.................................................................          30,837          27,353
Deferred policy acquisition costs.........................................................         529,315         433,458
Receivable from related parties...........................................................          31,119           1,559
Other general account assets..............................................................          25,354          37,653
Separate account assets...................................................................       2,537,685       2,413,571
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,978,919   $   6,035,711
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   2,256,129   $   2,627,920
Policy liabilities and accruals...........................................................         487,573         350,851
Deferred income taxes.....................................................................          73,356          63,402
Payable to related parties................................................................          71,629          11,722
Other general account liabilities.........................................................          10,284          19,884
Separate account liabilities..............................................................       2,537,685       2,413,571
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,436,656       5,487,350
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 11)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          37,134          32,911
Accumulated other comprehensive income (loss).............................................            (605)          9,716
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         542,263         548,361
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,978,919   $   6,035,711
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                                         PHL VARIABLE INSURANCE COMPANY
                  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                                ($ in thousands)
                                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                 2005             2004             2003
                                                                            ---------------  ---------------  ---------------

 REVENUES:
 Premiums.................................................................  $       9,521    $       7,367    $       5,829
 Insurance and investment product fees....................................        109,270           83,300           65,529
 Investment income, net of expenses.......................................        154,374          143,862          133,531
 Net realized investment gains (losses)...................................        (10,569)           5,121              768
                                                                            ---------------  ---------------  ---------------
 TOTAL REVENUES...........................................................        262,596          239,650          205,657
                                                                            ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................        130,279          136,760          127,311
 Policy acquisition cost amortization.....................................         80,402           45,027           20,040
 Other operating expenses.................................................         50,493           35,683           35,288
                                                                            ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES..............................................        261,174          217,470          182,639
                                                                            ---------------  ---------------  ---------------
 Income before income taxes...............................................          1,422           22,180           23,018
 Applicable income taxes (benefit)........................................         (2,801)           5,465            8,369
                                                                            ---------------   --------------   --------------
 NET INCOME...............................................................  $       4,223    $      16,715    $      14,649
                                                                            ===============  ===============  ===============

 FEES PAID TO RELATED PARTIES (NOTE 6)

 COMPREHENSIVE INCOME:
 NET INCOME...............................................................  $       4,223    $      16,715    $      14,649
                                                                            ---------------  ---------------  ---------------
 Net unrealized investment gains (losses).................................         (9,986)         (14,802)           2,561
 Net unrealized derivative instruments losses.............................           (335)            (336)            (335)
                                                                            ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................        (10,321)         (15,138)           2,226
                                                                            ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME (LOSS)..............................................  $      (6,098)   $       1,577    $      16,875
                                                                            ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent........................................  $          --    $      19,000    $      40,000

 RETAINED EARNINGS:
 Net income...............................................................          4,223           16,715           14,649

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)........................................        (10,321)         (15,138)           2,226
                                                                            ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY...........................................         (6,098)          20,577           56,875
 Stockholder's equity, beginning of year..................................        548,361          527,784          470,909
                                                                            ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     542,263    $     548,361    $     527,784
                                                                            ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                                         PHL VARIABLE INSURANCE COMPANY
                                            STATEMENT OF CASH FLOWS
                                                ($ in thousands)
                                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                2005              2004              2003
                                                                          ----------------  ----------------  ----------------

 OPERATING ACTIVITIES:
 Net income.............................................................  $        4,223    $       16,715    $       14,649
 Net realized investment (gains) losses.................................          10,569            (5,121)             (768)
 Investment (gains) losses..............................................         (15,293)           (5,634)            6,876
 Deferred income taxes..................................................          15,512            15,627            15,734
 Increase in deferred policy acquisition costs..........................         (56,634)          (61,761)         (100,542)
 Increase in policy liabilities and accruals............................         155,315           135,384           126,059
 Other assets and other liabilities change..............................          34,725           (19,262)           32,352
                                                                          ----------------  ----------------  ----------------
 CASH FROM OPERATING ACTIVITIES.........................................         148,417            75,948            94,360
                                                                          ----------------  ----------------  ----------------

 INVESTING ACTIVITIES:
 Investment purchases...................................................      (1,148,093)       (1,506,835)       (2,068,268)
 Investment sales, repayments and maturities............................       1,357,687         1,503,161         1,338,495
                                                                          ----------------  ----------------  ----------------
 CASH FROM (FOR) INVESTING ACTIVITIES...................................         209,594            (3,674)         (729,773)
                                                                          ----------------  ----------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund deposits.....................................         236,099           365,166           928,973
 Policyholder deposit fund withdrawals..................................        (607,890)         (497,814)         (725,834)
 Capital contributions from parent......................................              --            19,000            40,000
                                                                          ----------------  ----------------  ----------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (371,791)         (113,648)          243,139
                                                                          ----------------  ----------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (13,780)          (41,374)         (392,274)
 Cash and cash equivalents, beginning of year...........................          39,598            80,972           473,246
                                                                          ----------------  ----------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       25,818    $        39,598    $       80,972
                                                                          ================  ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2004 and 2003 to conform with 2005 presentation.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout these notes.

NEW ACCOUNTING PRONOUNCEMENTS

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.   OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we regularly evaluate the financial condition of our reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.
     o We reinsure 100% of the excess death benefits for most variable annuity policies issued through December 31, 1999, including subsequent deposits.

DIRECT BUSINESS AND REINSURANCE:                                                        YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Direct premiums..........................................................   $      55,277    $      43,348    $      30,404
Premiums ceded to reinsurers.............................................         (45,756)         (35,981)         (24,575)
                                                                            ---------------  ---------------  ---------------
PREMIUMS.................................................................   $       9,521    $       7,367    $       5,829
                                                                            ===============  ===============  ===============

Direct policy benefits incurred..........................................   $      15,538    $      37,846    $      19,031
Policy benefits assumed from reinsureds..................................             381              286              160
Policy benefits ceded to reinsurers......................................          (9,572)         (26,767)         (12,829)
                                                                            ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................   $       6,347    $      11,365    $       6,362
                                                                            ===============  ===============  ===============

Direct life insurance in-force...........................................   $  41,566,483    $  30,623,344    $  20,518,533
Life insurance in-force assumed from reinsureds..........................         135,447          155,964          168,788
Life insurance in-force ceded to reinsurers..............................     (30,459,568)     (23,057,775)     (15,544,504)
                                                                            ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  11,242,362    $   7,721,533    $   5,142,817
                                                                            ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................           1.20%            2.02%            3.28%
                                                                            ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $123.9 million, $125.4 million and $121.0 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

During 2005, amortization of DAC was increased by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions................   $     137,036    $     106,788    $     120,582
Recurring costs amortized to expense.....................................         (86,608)         (45,027)         (20,040)
Credit related to investment gains or losses.............................           6,206               --               --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)........................          39,223             (912)          16,390
                                                                            ---------------  ---------------  ---------------
Change in deferred policy acquisition costs..............................          95,857           60,849          116,932
Deferred policy acquisition costs, beginning of year.....................         433,458          372,609          255,677
                                                                            ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     529,315    $     433,458    $     372,609
                                                                            ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $74.9 million and $114.9 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.8 million and $7.8 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 10.0%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           ------------------------------------------------------------------
                                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE          COST
                                                           ---------------  ---------------  ---------------  ---------------

U.S. government and agency...............................  $    124,552     $    125,673     $     65,485     $     64,850
State and political subdivision..........................        28,585           28,934           45,028           44,717
Foreign government.......................................        73,412           69,275           73,572           69,137
Corporate................................................     1,490,696        1,510,681        1,674,157        1,657,987
Mortgage-backed..........................................       648,124          649,346          665,778          652,781
Other asset-backed.......................................       424,122          425,634          551,359          551,368
                                                           ---------------  ---------------  ---------------  ---------------
DEBT SECURITIES..........................................  $  2,789,491     $  2,809,543     $  3,075,379     $  3,040,840
                                                           ===============  ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2005 or 2004.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                         AS OF DECEMBER 31,
($ in thousands)                                           ------------------------------------------------------------------
                                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE          COST
                                                           ---------------  ---------------  ---------------  ---------------

Mutual fund seed investments.............................  $         --     $         --     $         63     $         39
Other equity securities..................................            --               --              198              227
                                                           ---------------  ---------------  ---------------  ---------------
EQUITY SECURITIES........................................  $         --     $         --     $        261     $        266
                                                           ===============  ===============  ===============  ===============


GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                ------------------------------------------------------------------
($ in thousands)                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                                GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  ---------------  ---------------

U.S. government and agency...............................  $         369    $      (1,490)   $         878    $        (243)
State and political subdivision..........................            239             (588)             721             (410)
Foreign government.......................................          4,539             (402)           4,565             (130)
Corporate................................................         10,796          (30,781)          30,610          (14,440)
Mortgage-backed..........................................          6,141           (7,363)          14,805           (1,808)
Other asset-backed.......................................          2,052           (3,564)           4,660           (4,669)
                                                           ---------------  ---------------   --------------  ---------------
Debt securities gains and losses.........................  $      24,136    $     (44,188)   $      56,239    $     (21,700)
                                                           ===============  ===============  ===============  ===============
Equity securities gains and losses.......................  $          --    $          --    $          24    $         (29)
                                                           ===============  ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS (LOSSES)............  $     (20,052)                    $      34,534
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                   AS OF DECEMBER 31, 2005
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------
($ in thousands)                                 LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR        UNREALIZED     FAIR        UNREALIZED     FAIR        UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
COMMON STOCK..............................            --           --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.


AGING OF TEMPORARILY IMPAIRED GENERAL                                   AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED     FAIR        UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $     29,470  $      (243)  $        --  $        --   $    29,470  $      (243)
State and political subdivision...........        12,280         (227)        4,151         (183)       16,431         (410)
Foreign government........................            --           --         4,833         (130)        4,833         (130)
Corporate.................................       484,913      (11,468)       76,796       (2,972)      561,709      (14,440)
Mortgage-backed...........................       242,502       (1,689)       18,780         (119)      261,282       (1,808)
Other asset-backed........................       259,871       (2,355)        9,853       (2,314)      269,724       (4,669)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................  $  1,029,036  $   (15,982)  $   114,413  $    (5,718)  $ 1,143,449  $   (21,700)
COMMON STOCK..............................            --           --            --          (29)           --          (29)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,029,036  $   (15,982)  $   114,413  $    (5,747)  $ 1,143,449  $   (21,729)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     36,729  $      (953)  $    10,934  $    (2,325)  $    47,663  $    (3,278)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (355)               $      (455)               $      (810)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2005 and 2004, we had on deposit securities with a fair value of $8.4 million and $7.3 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Debt securities..........................................................   $     154,607    $     145,354    $     132,101
Equity securities........................................................               2               44              478
Other investments........................................................             183              178              931
Policy loans.............................................................             479              122              140
Cash and cash equivalents................................................           1,061            1,000            2,679
                                                                            ---------------  ---------------  ---------------
Total investment income..................................................         156,332          146,698          136,329
  Less:  Investment expenses.............................................           1,958            2,836            2,798
                                                                            ---------------  ---------------  ---------------
NET INVESTMENT INCOME....................................................   $     154,374    $     143,862    $     133,531
                                                                            ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004            2003
                                                                            ---------------  ---------------  ---------------
DEBT SECURITY IMPAIRMENTS................................................   $      (2,651)   $          --    $      (8,113)
                                                                            ---------------  ---------------  ---------------
Debt security transaction gains..........................................           1,764            6,015            9,615
Debt security transaction losses.........................................          (9,254)          (3,581)          (2,411)
Equity security transaction gains........................................              26            2,286            3,993
Equity security transaction losses.......................................             (13)              --           (1,354)
Other investment transaction gains (losses)..............................            (441)             402             (960)
Cash equivalent transaction losses.......................................              --               (1)              (2)
                                                                            ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (7,918)           5,121            8,881
                                                                            ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $     (10,569)   $       5,121    $         768
                                                                            ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Debt securities..........................................................   $     (54,591)   $     (19,782)   $     (11,311)
Equity securities........................................................               5           (1,953)             695
Other investments........................................................              --             (125)          (1,833)
                                                                            ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)......................   $     (54,586)   $     (21,860)   $     (12,449)
                                                                            ===============  ===============  ===============

Net unrealized investment losses.........................................   $     (54,586)   $     (21,860)   $     (12,449)
                                                                            ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)....................         (39,223)             912          (16,390)
Applicable deferred income taxes (benefit)...............................          (5,377)          (7,970)           1,380
                                                                            ---------------  ---------------  ---------------
Offsets to net unrealized investment losses..............................         (44,600)          (7,058)         (15,010)
                                                                            ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (9,986)   $     (14,802)   $       2,561
                                                                            ===============  ===============  ===============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Debt security purchases..................................................   $  (1,139,974)   $  (1,505,651)   $  (2,050,231)
Equity security purchases................................................              --              (40)          (8,619)
Other invested asset purchases...........................................          (2,434)            (411)          (9,000)
Policy loan advances, net................................................          (5,685)            (733)            (418)
                                                                            ---------------  ---------------  ---------------
INVESTMENT PURCHASES.....................................................   $  (1,148,093)   $  (1,506,835)   $  (2,068,268)
                                                                            ===============  ===============  ===============

Debt securities sales....................................................   $     873,995    $     886,091    $     484,329
Debt securities maturities and repayments................................         477,568          591,962          817,792
Equity security sales....................................................             279            8,798           36,374
Other invested asset sales...............................................           5,845           16,310               --
                                                                            ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,357,687    $   1,503,161    $   1,338,495
                                                                            ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST AND FAIR VALUE OF DEBT SECURITIES BY MATURITY:                                                COST         FAIR VALUE
($ in thousands)                                                                                  AS OF           AS OF
                                                                                               DEC 31, 2005    DEC 31, 2005
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     174,223   $     173,578
Due after one year through five years.....................................................         988,445         975,839
Due after five years through ten years....................................................         541,851         538,591
Due after ten years.......................................................................       1,105,024       1,101,483
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,809,543   $   2,789,491
                                                                                             =============== ===============


4.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                               YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (18,313)   $     (10,162)   $      (7,366)
  Deferred...............................................................          15,512           15,627           15,735
                                                                            ---------------  ---------------  ---------------
NET INCOME (LOSS)........................................................          (2,801)           5,465            8,369
Other comprehensive income (loss)........................................          (5,558)          (8,151)           1,199
                                                                            ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................   $      (8,359)   $      (2,686)   $       9,568
                                                                            ===============  ===============  ===============

INCOME TAXES RECOVERED...................................................   $     (14,288)   $      (3,450)   $     (51,107)
                                                                            ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------
Income before income taxes...............................................   $       1,422    $      22,180    $      23,018
                                                                            ---------------  ---------------  ---------------
Income taxes at statutory rate of 35.0%..................................             498            7,763            8,056
Tax (benefit) attributable to tax-advantaged investment income...........          (2,924)          (2,264)             360
Tax interest.............................................................            (378)              --               --
Other, net...............................................................               3              (34)             (47)
                                                                            ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $      (2,801)   $       5,465    $       8,369
                                                                            ===============  ===============  ===============
Effective income tax (benefit) rates.....................................        (197.0)%            24.6%            36.4%
                                                                            ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                     AS OF DECEMBER 31,
($ in thousands)                                                                             --------------------------------
                                                                                                   2005             2004
                                                                                             ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits..............................................................   $      63,793    $      48,756
Unearned premiums/deferred revenues.......................................................           7,482            5,983
Net operating loss carryover benefits.....................................................           7,970           23,618
Other.....................................................................................           1,137            1,041
                                                                                             ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          80,382           79,398
                                                                                             ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................         150,281          133,372
Employee benefits.........................................................................           1,907               --
Investments...............................................................................           1,550            9,428
                                                                                             ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         153,738          142,800
                                                                                             ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      73,356    $      63,402
                                                                                             ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2005, we had net operating loss carryforwards of $22.8 million for federal income tax purposes, which expire in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2005 and 2004 will be realized.

As of December 31, 2005, we had current taxes payable of $819 thousand.


6.   RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $108,701 thousand, $82,050 thousand and $86,499 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to Phoenix Life were $40,838 thousand and $5,432 thousand as of December 31, 2005 and 2004, respectively.

We provide premium processing services for Phoenix Life, wherein we receive premium payments on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. In connection with this service, at December 31, 2005 and 2004, we had premiums due to Phoenix Life of $16,468 thousand and $62 thousand, respectively. We do not charge any fees for this service.

We also provide premium processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive premium payments on certain Phoenix Life and Annuity contracts, and forward those payments to Phoenix Life and Annuity. In connection with this service, at December 31, 2005 and 2004, we had amounts due to Phoenix Life and Annuity of $1,235 thousand and $374 thousand, respectively. We do not charge any fees for this service.

Phoenix Life provides payment processing services to us for life insurance policies. In connection with this service, at December 31, 2005 and 2004, we had policy-related receivables of $31,119 thousand and $1,559 thousand, respectively. Phoenix Life does not charge us for these services.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,993 thousand, $2,810 thousand and $2,798 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0 thousand and $67 thousand, as of December 31, 2005 and 2004, respectively. Variable product separate account fees were $697 thousand, $1,120 thousand and $1,661 thousand for 2005, 2004 and 2003, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $35,422 thousand, $39,491 thousand and $36,247 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $1,981 thousand and $2,735 thousand as of December 31, 2005 and 2004, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $54,927 thousand, $28,962 thousand and $33,795 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts receivable from Phoenix Life were $11,108 thousand and $3,119 thousand as of December 31, 2005 and 2004, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004 and $429 thousand for the year ended December 31, 2003.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

7.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.   OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ in thousands)                             -------------------------------------------------------------------------------
                                                         2005                      2004                      2003
                                             --------------------------- ------------------------- -------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------- ------------- ------------ ------------ ------------ ------------

Unrealized gains (losses) on
  investments..............................  $    (64,713) $    (16,569) $   (17,140) $   (11,734) $    (2,606) $     8,959
Net realized investment losses on
  available-for-sale securities included
  in net income............................        10,127         6,583       (4,720)      (3,068)      (9,843)      (6,398)
                                             ------------- ------------- ------------ ------------ ------------ ------------
Net unrealized investment gains (losses)...       (54,586)       (9,986)     (21,860)     (14,802)     (12,449)       2,561
Net unrealized derivative instruments
  losses...................................          (516)         (335)        (517)        (336)        (516)        (335)
                                             ------------- ------------- ------------ ------------ ------------ ------------
Other comprehensive income (loss)..........       (55,102) $    (10,321)     (22,377) $   (15,138)     (12,965) $     2,226
                                             ------------- ============= ------------ ============ ------------ ============
Applicable deferred policy acquisition
  cost amortization........................       (39,223)                       912                   (16,390)
Applicable deferred income taxes
  (benefit)................................        (5,558)                    (8,151)                    1,199
                                             -------------               ------------              ------------
Offsets to other comprehensive income......       (44,781)                    (7,239)                  (15,191)
                                             -------------               ------------              ------------
OTHER COMPREHENSIVE INCOME (LOSS)..........  $    (10,321)               $   (15,138)              $     2,226
                                             ==============              ============              =============


COMPONENTS OF ACCUMULATED                                                           AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                                ------------------------------------------------------------------
($ in thousands)                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                                GROSS             NET             GROSS             NET
                                                           ---------------  ---------------  ---------------  ---------------

Unrealized gains (losses) on investments.................  $     (17,550)   $      (1,412)   $      37,036    $       8,573
Unrealized gains on derivative instruments...............          1,241              807            1,757            1,143
                                                           ---------------  ---------------  ---------------  ---------------
Accumulated other comprehensive income...................        (16,309)   $        (605)          38,793    $       9,716
                                                           ---------------  ===============  ---------------  ===============
Applicable deferred policy acquisition costs.............        (15,378)                           23,845
Applicable deferred income taxes.........................           (326)                            5,232
                                                           ---------------                   ---------------
Offsets to other comprehensive income....................        (15,704)                           29,077
                                                           ---------------                   ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...................  $        (605)                    $       9,716
                                                           ===============                   ===============


9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  ------------------------------------------------------------------
($ in thousands)                                                         2005                               2004
                                                           --------------------------------  --------------------------------
                                                             CARRYING           FAIR           CARRYING           FAIR
                                                               VALUE            VALUE            VALUE            VALUE
                                                           ---------------  ---------------  ---------------  ---------------

Cash and cash equivalents................................  $      25,818    $      25,818    $      39,598    $      39,598
Debt securities..........................................      2,789,491        2,789,491        3,075,379        3,075,379
Equity securities........................................             --               --              261              261
Policy loans.............................................          8,171            8,171            2,486            2,486
                                                           ---------------  ---------------  ---------------  ---------------
FINANCIAL ASSETS.........................................  $   2,823,480    $   2,823,480    $   3,117,724    $   3,117,724
                                                           ===============  ===============  ===============  ===============

Investment contracts.....................................  $   2,256,129    $   2,250,695    $   2,627,920    $   2,644,127
                                                           ---------------  ---------------  ---------------  ---------------
FINANCIAL LIABILITIES....................................  $   2,256,129    $   2,250,695    $   2,627,501    $   2,643,708
                                                           ===============  ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax loss of $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2005, 2004 and 2003 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2005, 2004 and 2003, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2005 and 2004.


10.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2005, 2004 and 2003. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                        AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Statutory capital and surplus............................................   $     264,825    $     245,831    $     240,750
Asset valuation reserve..................................................           5,575            7,370            1,249
                                                                            ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     270,400    $     253,201    $     241,999
                                                                            ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $      12,251    $      (2,574)   $     (37,237)
                                                                            ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)..............................................   $      12,749    $      (3,254)   $     (37,387)
                                                                            ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2006 without prior approval.


11.  CONTINGENT LIABILITIES

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain Company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the Company that it was asserting violations of trade reporting rules by the affiliate of the Company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Company with securities and other laws and regulations affecting its registered products. The Company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the Company in preparing the analysis. Based on the analysis, the Company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition, or consideration of available insurance and reinsurance and the provision made in our financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


12.  OTHER COMMITMENTS

During the normal course of business, we enter into agreements to purchase private placement investments. As of December 31, 2005, we had committed $14,591 thousand under such investments, all of which is expected to be disbursed by December 31, 2006.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS.

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of PHL Variable Insurance Company (the "Depositor") establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Registrant's Initial Form S-6 (File No. 333-65823) on October 16, 1998.

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.


      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is incorporated by reference to Registrant's Post-effective Amendment No. 5 (File No. 333-81458) via EDGAR on April 30, 2004.

      (2) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form N-6 (File No. 333-81458), filed via EDGAR on February 9, 2005.


(d)   CONTRACTS.


      (1) Flexible Premium Variable Universal Life Insurance Policy, Form No. V613 of Depositor, is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 dated June 19, 2002 EDGAR filing on Form S-6 (File No. 333-81458).

      (2) Individual Term Rider Form Number VR54 of Depositor, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (3) Life Plan Options Rider, Form Number UR73 of Depositor, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (4) Non-Transferable General Account Election Rider, Form Number VR47 of Depositor, is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (5) Disability Benefit To Age 65 Rider, Form Number VR52 of Depositor, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (6) Guaranteed Death Benefit Rider, Form Number VR53 of Depositor, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (7) Accidental Death Benefit Rider Form No. VR63 is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (8) Child Term Rider Form Number VR56 is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (9) Family Term Rider Form Number VR57 is incorporated by reference to Registrant's Post-Effective Amendment No. 2 dated February 27, 2003 EDGAR filing on Form N-6 (File No. 333-81458).

      (10)Age 100+ Rider, Form Number VT61 is incorporated by reference to Registrant's Post-Effective Amendment No. 8 dated February 9, 2005 EDGAR filing of Form N-6 (File No. 333-81458).


(e)   APPLICATIONS.


      Form of application for The Phoenix Edge(R)-VUL Form No. V613 of the Depositor is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 dated June 19, 2002 EDGAR filing on Form S-6 (File No. 333-81458).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY LAWS.

      (1) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State May 31, 1994 is incorporated by reference to Registrant's filing on the Initial Form S-6 (File No. 333-81458) on January 28, 2002.

      (2) By Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and is incorporated by reference to Registrant's Post-Effective Amendment No. 5 dated April 30, 2004 EDGAR filing on Form N-6 (File No. 333-81458

(g)    REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.


      (1) (a) Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to EDGAR filing on the Initial Form S-6 (File No. 333-65823) on October 16, 1998.

      (1) (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to EDGAR filing on the Initial Form S-6 (File No. 333-65823) on October 16, 1998.

      (1) (c) Amendment No. 2 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

      (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHLVIC, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (2) (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (2) (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company (formerly "Phoenix Home Life Mutual Insurance Company" and PHL Variable Insurance Company is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No.333-76778) filed Via EDGAR on April 26, 2006.

      (3) Fund Participation Agreement dated July 15, 1999, among PHLVIC, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (a) Participation Agreement dated July 19, 1999 among BT
              Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (b) Amendment No. 1 to the Participation Agreement dated April
              20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (c) Amendment No. 2 to the Participation Agreement dated October
              29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (5) Participation Agreement dated December 17, 1999 among PHLVIC, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (6) Participation Agreement dated June 1, 2000 among PHLVIC, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (7) Participation Agreement dated June 1, 2000 among PHLVIC, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (8) Participation Agreement dated March 29, 2001 among PHLVIC, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 2 EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (9) Participation Agreement dated May 30, 2003 among PHLVIC, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 5 EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (10)Participation Agreement dated April 25, 2005 among PHLVIC, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No.333-76778) filed Via EDGAR on April 26, 2006.

      (11)Participation Agreement dated April 14, 2005 among PHLVIC, Lord Abbett Series Fund, Inc., and Lord Abbett Series Distributor LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No.333-76778) filed Via EDGAR on April 26, 2006.

      (12)Participation Agreement dated January 1, 2004 by and among Phoenix Life Insurance Company, Phoenix Life and Annuity Company, PHL Variable insurance Company and The Phoenix Edge Series Fund is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6
          (File No. 333-76778) filed via EDGAR on April 26, 2006.


(i)   ADMINISTRATIVE CONTRACTS.


      (1) Administrative Service Agreement among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Registrant's Post-Effective Amendment No. 5 EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (2) First Amendment to Service Agreement dated November 11, 2003 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Life Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated by reference to Registrant's Post-Effective Amendment No. 8 EDGAR filing on Form N-6 (File No. 333-81458) on February 9, 2005.

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is incorporated by reference to Registrant's Post-Effective Amendment No. 10 EDGAR filing on Form N-6 (File No. 333-81458) on April 25, 2006.

      (5) Fourth Amendment to Service Agreement among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 13, 2005 is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No.333-76778) filed Via EDGAR on April 26, 2006.


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.


      Opinion and Consent of Counsel of Kathleen A. McGah, Esq., Vice President and Counsel, is filed herewith.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Registered Public Accounting Firm, is filed herewith.


      (2) Consent of Brian A. Giantonio, Vice President and Counsel, is filed herewith.


(o)   OMITTED FINANCIAL STATEMENTS.


      Not applicable.


(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


Name                                    Position
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Mitchell R. Katcher*                    Director and Senior Vice President
Philip K. Polkinghorn*                  Director and President
James D. Wehr**                         Director, Executive Vice President and Chief Investment Officer
John H. Beers*                          Vice President and Secretary
John F. Flores*                         Vice President and Chief Compliance Officer
Daniel J. Moskey*                       Vice President and Treasurer
Gina Collopy O'Connell*                 Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager
Zafar Rashid                            Senior Vice President

*  The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.



ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100%Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29. INDEMNIFICATION.


Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."


Article VI. Indemnification. Section 6.01 of the Bylaws of the Depositor (as amended and restated, effective May 16, 2002) provides that: " Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by law, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITER.


1. Phoenix Equity Planning Corporation ("PEPCO")

   (a) PEPCO serves as the principal underwriter for the following entities:

       PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, and PHL Variable Separate Account MVA1, Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, and The Phoenix Edge Series Fund.

       (b) Directors and Executive Officers of PEPCO

             NAME                               POSITION
             ----                               --------
             George R. Aylward, Jr.**           Director and Executive Vice President
             Daniel T. Geraci**                 Director, Chairman of the Board and President
             Michael E. Haylon*                 Director
             James D. Wehr**                    Director
             John H. Beers*                     Vice President and Secretary
             John R. Flores*                    Vice President and Anti-Money Laundering Officer
             David C. Martin*                   Vice President and Chief Compliance Officer
             Glenn H. Pease**                   Vice President, Finance and Treasurer
             Francis G. Waltman**               Senior Vice President

       * The business address of this individual is One American Row, Hartford, CT 06103-2899.
      ** The business address of this individual is 56 Prospect Street, Hartford, CT06103-2836.

     (c)
         --------------------------------------------------------------------------------------------------------------
              Name of                Net               Compensation Events          Brokerage             Other
             Principal          Underwriting       Occasioning the Deduction      Commissions          Compensation
            Underwriter         Discounts and        of a Deferred Saleshead
                                 Commissions
         --------------------------------------------------------------------------------------------------------------
               PEPCO                  0                         0                       0                  0
          --------------------------------------------------------------------------------------------------------------

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.


The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.


ITEM 32.  MANAGEMENT SERVICES.

Not applicable.

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 26th day of April, 2006.


                            PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                            By:_____________________________________
                                * Philip K. Polkinghorn
                                President

                            PHL VARIABLE INSURANCE COMPANY

                            By:_____________________________________
                                * Philip K. Polkinghorn
                                President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


       SIGNATURE                   TITLE
       ---------                   -----


____________________________       Director, Executive Vice President and Chief
*Michael E. Haylon                 Financial Officer


____________________________       Director and Senior Vice President
*Mitchell R. Katcher


____________________________       President
*Philip K. Polkinghorn


____________________________       Director, Executive Vice President
*James D. Wehr                     and Chief Investment Officer


By:/s/ Kathleen A. McGah
   ----------------------
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney, filed herewith.
April 26, 2006

                                   Exhibit 99

                               Powers of Attorney

                                POWER OF ATTORNEY

                        File Numbers 811-09065, 333-76778

         The undersigned, being a director of PHL VARIABLE INSURANCE COMPANY, does hereby constitute and appoint each of Tracy L. Rich, John H. Beers and Kathleen A. McGah as his true and lawful attorneys and agents, and each of them, with full power to act without the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of PHL Variable Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by PHL Variable Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms his respective signature as it may be signed by said attorneys and agents. This instrument shall not be affected by my subsequent disability or incompetence.

         I hereby declare that a photostatic, xerographic or similar copy of this original instrument shall be as effective as the original thereof.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said registration statement, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         This power of attorney shall remain in full force and effect until the undersigned is no longer a director of PHL Variable Insurance Company, unless earlier revoked by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney on the 29th day of March, 2006.

                                       /s/ Michael E. Haylon

                                       Michael E. Haylon

                                POWER OF ATTORNEY

                        File Numbers 811-09065, 333-76778

         The undersigned, being a director of PHL VARIABLE INSURANCE COMPANY, does hereby constitute and appoint each of Tracy L. Rich, John H. Beers and Kathleen A. McGah as his true and lawful attorneys and agents, and each of them, with full power to act without the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of PHL Variable Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by PHL Variable Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms his respective signature as it may be signed by said attorneys and agents. This instrument shall not be affected by my subsequent disability or incompetence.

         I hereby declare that a photostatic, xerographic or similar copy of this original instrument shall be as effective as the original thereof.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said registration statement, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         This power of attorney shall remain in full force and effect until the undersigned is no longer a director of PHL Variable Insurance Company, unless earlier revoked by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney on the 30th day of March, 2006.

                                       /s/ Mitchell R. Katcher

                                       Mitchell R. Katcher

                                POWER OF ATTORNEY

                        File Numbers 811-09065, 333-76778

         The undersigned, being a director of PHL VARIABLE INSURANCE COMPANY, does hereby constitute and appoint each of Tracy L. Rich, John H. Beers and Kathleen A. McGah as his true and lawful attorneys and agents, and each of them, with full power to act without the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of PHL Variable Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by PHL Variable Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms his respective signature as it may be signed by said attorneys and agents. This instrument shall not be affected by my subsequent disability or incompetence.

         I hereby declare that a photostatic, xerographic or similar copy of this original instrument shall be as effective as the original thereof.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said registration statement, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         This power of attorney shall remain in full force and effect until the undersigned is no longer a director of PHL Variable Insurance Company, unless earlier revoked by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney on the 3rd day of April, 2006.

                                       /s/ Philip K. Polkinghorn

                                       Philip K. Polkinghorn

                                POWER OF ATTORNEY

                        File Numbers 811-09065, 333-76778

         The undersigned, being a director of PHL VARIABLE INSURANCE COMPANY, does hereby constitute and appoint each of Tracy L. Rich, John H. Beers and Kathleen A. McGah as his true and lawful attorneys and agents, and each of them, with full power to act without the others, is hereby authorized, empowered and directed to take all action necessary, on behalf of PHL Variable Insurance Company, in the capacity indicated below, in order to comply with the Securities Act of 1933, the Investment Company Act of 1940 and any other applicable federal laws, including the filing of registration statements, any amendments to registration statements and undertakings, any applications for exemptions from the Investment Company Act of 1940 relating to securities sold by PHL Variable Insurance Company or any of its separate accounts, and any or all amendments to the foregoing as such attorneys and agents shall deem necessary or appropriate. The undersigned hereby ratifies and confirms his respective signature as it may be signed by said attorneys and agents. This instrument shall not be affected by my subsequent disability or incompetence.

         I hereby declare that a photostatic, xerographic or similar copy of this original instrument shall be as effective as the original thereof.

         I hereby further revoke any and all powers of attorney previously given by me with respect to said registration statement, provided that this revocation shall not affect the exercise of such power prior to the date hereof.

         This power of attorney shall remain in full force and effect until the undersigned is no longer a director of PHL Variable Insurance Company, unless earlier revoked by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

         IN WITNESS WHEREOF, the undersigned has duly executed this power of attorney on the 30th day of March, 2006.

                                       /s/ James D. Wehr

                                       James D. Wehr